UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/12 (Unaudited)

COMMON STOCKS (36.1%)(a)
		Shares	Value

Basic materials (1.8%)

Allied Nevada Gold Corp.(NON)		1,528	$49,782

American Vanguard Corp.		154	4,531

Assa Abloy AB Class B (Sweden)		4,669	142,500

BASF SE (Germany)		2,315	179,661

Bemis Co., Inc.		1,702	51,503

BHP Billiton PLC (United Kingdom)		3,206	93,222

BHP Billiton, Ltd. (Australia)		5,443	178,933

Buckeye Technologies, Inc.		281	8,520

Cambrex Corp.(NON)		1,056	12,862

Eagle Materials, Inc.		166	7,080

FMC Corp.		1,681	91,312

Georgia Gulf Corp.		154	6,105

Holcim, Ltd. (Switzerland)		1,928	118,208

Innophos Holdings, Inc.		237	11,208

Innospec, Inc.(NON)		303	9,532

International Flavors & Fragrances, Inc.		1,127	68,206

K&S AG (Germany)		533	26,022

KapStone Paper and Packaging Corp.(NON)		515	10,315

Koninklijke DSM NV (Netherlands)		1,780	83,296

Kraton Performance Polymers, Inc.(NON)		160	3,432

Kronos Worldwide, Inc.		537	9,113

L.B. Foster Co. Class A		78	2,508

Landec Corp.(NON)		472	4,626

Linde AG (Germany)		639	100,657

LSB Industries, Inc.(NON)		844	31,819

Minerals Technologies, Inc.		54	3,662

Newmont Mining Corp.		3,277	166,078

Nitto Denko Corp. (Japan)		4,300	199,937

NN, Inc.(NON)		803	6,769

OM Group, Inc.(NON)		268	4,942

PolyOne Corp.		836	13,192

PPG Industries, Inc.		1,408	154,908

Rio Tinto PLC (United Kingdom)		3,092	135,255

Rio Tinto, Ltd. (Australia)		1,648	84,457

Royal Gold, Inc.		859	75,609

Sherwin-Williams Co. (The)		969	138,645

Showa Denko KK (Japan)		34,000	57,708

Sigma-Aldrich Corp.		1,322	93,902

Stillwater Mining Co.(NON)		466	4,907

Syngenta AG (Switzerland)		277	93,290

Tronox, Ltd. Class A		242	6,241

Valspar Corp.		1,398	74,569

voestalpine AG (Austria)		2,842	81,140

W.R. Grace & Co.(NON)		244	14,093

			2,714,257
Capital goods (1.7%)

ABB, Ltd. (Switzerland)		5,301	92,006

Aisin Seiki Co., Ltd. (Japan)		3,000	96,112

American Axle & Manufacturing Holdings, Inc.(NON)		400	4,468

Applied Industrial Technologies, Inc.		323	13,140

AZZ, Inc.		168	5,336

Ball Corp.		2,036	85,858

Cascade Corp.		200	9,814

Chart Industries, Inc.(NON)		249	17,380

Chase Corp.		350	5,695

Cobham PLC (United Kingdom)		26,471	92,004

Covanta Holding Corp.		3,091	52,856

DXP Enterprises, Inc.(NON)		192	8,853

European Aeronautic Defense and Space Co. NV (France)		3,781	144,003

Franklin Electric Co., Inc.		174	9,436

Fuji Electric Co., Ltd. (Japan)		34,000	67,799

Gardner Denver, Inc.		140	8,439

Generac Holdings, Inc.		230	4,957

General Dynamics Corp.		3,083	201,967

Global Power Equipment Group, Inc.		303	5,909

Great Lakes Dredge & Dock Corp.		2,495	18,238

Greenbrier Companies, Inc.(NON)		363	5,245

Hitachi, Ltd. (Japan)		34,000	196,386

IHI Corp. (Japan)		20,000	43,237

Lockheed Martin Corp.		2,466	224,751

McDermott International, Inc.(NON)		1,495	16,654

NACCO Industries, Inc. Class A		49	5,214

Northrop Grumman Corp.		2,861	191,372

Raytheon Co.		3,685	208,276

Republic Services, Inc.		4,287	118,536

Roper Industries, Inc.		1,315	135,169

Schindler Holding AG (Switzerland)		664	78,129

Singapore Technologies Engineering, Ltd. (Singapore)		14,000	38,337

Smith & Wesson Holding Corp.(NON)		653	5,250

Standard Motor Products, Inc.		582	10,266

Standex International Corp.		150	6,696

Stericycle, Inc.(NON)		1,265	115,773

Sturm Ruger & Co., Inc.		173	7,491

Tetra Tech, Inc.(NON)		148	3,839

TriMas Corp.(NON)		868	18,662

Universal Display Corp.(NON)		101	4,077

Valmont Industries, Inc.		112	14,196

Vinci SA (France)		2,326	100,904

Waste Connections, Inc.		2,330	67,454

			2,560,184
Communication services (1.3%)

Allot Communications, Ltd. (Israel)(NON)		252	6,658

American Tower Corp. Class A(R)		2,242	157,837

Aruba Networks, Inc.(NON)		200	3,930

AT&T, Inc.		5,046	184,885

BT Group PLC (United Kingdom)		62,273	215,254

CalAmp Corp.(NON)		550	4,180

Cincinnati Bell, Inc.(NON)		2,006	9,408

Comtech Telecommunications Corp.		300	8,436

Deutsche Telekom AG (Germany)		6,694	79,791

EchoStar Corp. Class A(NON)		1,404	37,922

France Telecom SA (France)		6,310	87,112

HSN, Inc.		257	11,573

IAC/InterActiveCorp.		1,876	97,252

InterDigital, Inc.		37	1,249

Kabel Deutschland Holding AG (Germany)(NON)		1,249	82,606

Loral Space & Communications, Inc.		115	8,443

NeuStar, Inc. Class A(NON)		301	11,309

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		2,600	120,337

NTELOS Holdings Corp.		562	9,650

NTT DoCoMo, Inc. (Japan)		34	57,969

Premiere Global Services, Inc.(NON)		342	3,167

Tele2 AB Class B (Sweden)		3,879	68,129

Telefonica SA (Spain)		6,288	79,395

USA Mobility, Inc.		446	5,089

Verizon Communications, Inc.		10,529	452,115

Vodafone Group PLC (United Kingdom)		31,450	90,666

Windstream Corp.		4,948	48,837

			1,943,199
Conglomerates (0.5%)

AMETEK, Inc.		3,507	120,325

Danaher Corp.		4,669	250,118

General Electric Co.		10,612	219,775

Marubeni Corp. (Japan)		5,000	32,285

Siemens AG (Germany)		911	86,378

			708,881
Consumer cyclicals (4.2%)

Advance Auto Parts, Inc.		775	55,118

Aeon Co., Ltd. (Japan)		5,700	65,639

Amazon.com, Inc.(NON)		1,688	419,012

Ameristar Casinos, Inc.		693	11,677

ANN, Inc.(NON)		403	14,339

AutoZone, Inc.(NON)		231	83,539

Bed Bath & Beyond, Inc.(NON)		1,866	125,339

Belo Corp. Class A		2,751	20,082

Big Lots, Inc.(NON)		1,353	41,185

Bluegreen Corp.(NON)		871	4,973

Brunswick Corp.		78	1,848

Buckle, Inc. (The)		220	10,019

Bunzl PLC (United Kingdom)		5,044	89,879

Cabela's, Inc.(NON)		244	11,714

Cash America International, Inc.		106	4,115

Christian Dior SA (France)		681	96,655

Cintas Corp.		2,101	84,922

Compass Group PLC (United Kingdom)		5,460	61,496

Conn's, Inc.(NON)		498	11,534

Cooper Tire & Rubber Co.		1,003	20,050

Corporate Executive Board Co. (The)		90	4,190

Crocs, Inc.(NON)		339	5,929

Daimler AG (Registered Shares) (Germany)		1,780	87,149

Deckers Outdoor Corp.(NON)		177	8,765

Deluxe Corp.		560	15,887

Demand Media, Inc.(NON)		267	2,710

Destination Maternity Corp.		600	11,010

Discovery Communications, Inc. Class A(NON)		2,173	119,167

Dollar General Corp.(NON)		1,209	61,744

Dollar Tree, Inc.(NON)		2,083	100,338

Dun & Bradstreet Corp. (The)		943	76,336

Ecolab, Inc.		2,435	155,913

Equifax, Inc.		2,114	96,779

Expedia, Inc.		1,348	69,233

Express, Inc.(NON)		480	7,493

Fiat Industrial SpA (Italy)		7,109	71,360

Finish Line, Inc. (The) Class A		578	13,271

Genesco, Inc.(NON)		48	3,391

Global Cash Access Holdings, Inc.(NON)		742	5,691

GNC Holdings, Inc. Class A		157	6,099

Goodyear Tire & Rubber Co. (The)(NON)		980	11,956

Hakuhodo DY Holdings, Inc. (Japan)		1,570	103,036

Helen of Troy, Ltd. (Bermuda)(NON)		175	5,502

Hino Motors, Ltd. (Japan)		15,000	104,145

HMS Holdings Corp.(NON)		188	6,478

Home Depot, Inc. (The)		7,185	407,749

Host Hotels & Resorts, Inc.(R)		9,949	152,220

Industria de Diseno Textil (Inditex) SA (Spain)		1,170	129,783

Isuzu Motors, Ltd. (Japan)		26,000	133,569

KAR Auction Services, Inc.(NON)		411	7,193

Kimberly-Clark Corp.		4,096	342,426

Kohl's Corp.		2,039	106,436

La-Z-Boy, Inc.(NON)		1,002	13,828

LeapFrog Enterprises, Inc.(NON)		760	8,238

Lumber Liquidators Holdings, Inc.(NON)		93	4,339

M.D.C. Holdings, Inc.		175	6,069

McGraw-Hill Cos., Inc. (The)		2,369	121,293

Men's Wearhouse, Inc. (The)		320	10,112

MGM China Holdings, Ltd. (Hong Kong)		42,800	70,760

Moody's Corp.		3,105	122,958

MSC Industrial Direct Co., Inc. Class A		907	62,855

Next PLC (United Kingdom)		2,677	152,000

O'Reilly Automotive, Inc.(NON)		1,084	92,086

Omnicom Group, Inc.		2,185	112,243

OPAP SA (Greece)		5,680	39,286

PetSmart, Inc.		1,187	84,182

Pier 1 Imports, Inc.		165	3,049

Priceline.com, Inc.(NON)		300	181,371

Publicis Group SA (France)		2,023	104,831

Randstad Holding NV (Netherlands)		712	23,118

Rent-A-Center, Inc.		209	7,374

Ross Stores, Inc.		1,897	131,253

RPX Corp.(NON)		275	3,229

Ryland Group, Inc. (The)		217	5,818

Scania AB Class B (Sweden)		3,940	67,649

Scholastic Corp.		239	7,301

Scotts Miracle-Gro Co. (The) Class A		847	35,278

Scripps Networks Interactive Class A		1,101	65,069

Select Comfort Corp.(NON)		160	4,571

Sinclair Broadcast Group, Inc. Class A		1,384	15,999

SJM Holdings, Ltd. (Hong Kong)		37,000	78,226

Sonic Automotive, Inc. Class A		1,653	29,539

Standard Parking Corp.(NON)		519	11,984

Suzuki Motor Corp. (Japan)		5,200	95,444

Swire Pacific, Ltd. Class A (Hong Kong)		10,500	124,363

Target Corp.		3,795	243,222

Tempur-Pedic International, Inc.(NON)		258	8,060

TNS, Inc.(NON)		967	14,128

Towers Watson & Co. Class A		1,154	62,685

Town Sports International Holdings, Inc.(NON)		603	7,851

True Religion Apparel, Inc.		250	5,798

Tupperware Brands Corp.		772	41,287

Verisk Analytics, Inc. Class A(NON)		2,098	101,795

Viacom, Inc. Class B		3,415	170,784

Volkswagen AG (Preference) (Germany)		616	108,552

VOXX International Corp.(NON)		1,089	8,168

Warnaco Group, Inc. (The)(NON)		115	5,913

Williams-Sonoma, Inc.		337	13,824

			6,353,865
Consumer staples (3.6%)

AFC Enterprises(NON)		1,289	30,962

Altria Group, Inc.		14,741	500,604

Anheuser-Busch InBev NV (Belgium)		1,149	96,635

Associated British Foods PLC (United Kingdom)		3,642	76,480

Avis Budget Group, Inc.(NON)		1,243	20,410

Barrett Business Services, Inc.		221	5,600

Beacon Roofing Supply, Inc.(NON)		328	9,230

Brinker International, Inc.		1,585	54,619

British American Tobacco (BAT) PLC (United Kingdom)		1,929	100,989

Buffalo Wild Wings, Inc.(NON)		93	7,141

Casino Guichard-Perrachon SA (France)		1,178	104,511

Cheesecake Factory, Inc. (The)		213	7,074

Church & Dwight Co., Inc.		2,945	161,209

Coca-Cola Co. (The)		1,836	68,666

ConAgra Foods, Inc.		6,605	165,852

Core-Mark Holding Co., Inc.		155	7,059

Diageo PLC (United Kingdom)		2,723	74,491

Distribuidora Internacional de Alimentacion SA (Spain)		10,433	55,362

Domino's Pizza, Inc.		120	4,253

Dr. Pepper Snapple Group, Inc.		4,065	182,153

Geo Group, Inc. (The)(NON)		639	16,812

Heineken Holding NV (Netherlands)		1,910	88,231

Itron, Inc.(NON)		326	14,135

Japan Tobacco, Inc. (Japan)		5,500	166,083

Kao Corp. (Japan)		3,600	108,897

Kerry Group PLC Class A (Ireland)		1,911	91,658

Koninklijke Ahold NV (Netherlands)		6,085	75,219

Kroger Co. (The)		8,454	188,355

Lorillard, Inc.		1,751	219,768

McDonald's Corp.		4,275	382,570

Nestle SA (Switzerland)		4,574	284,211

On Assignment, Inc.(NON)		353	5,828

OpenTable, Inc.(NON)		66	2,802

Panera Bread Co. Class A(NON)		351	54,370

Philip Morris International, Inc.		7,430	663,499

Prestige Brands Holdings, Inc.(NON)		376	6,039

Procter & Gamble Co. (The)		2,469	165,892

Reynolds American, Inc.		4,882	225,060

SABMiller PLC (United Kingdom)		1,429	62,966

Spartan Stores, Inc.		310	4,746

Starbucks Corp.		4,186	207,667

Tesco PLC (United Kingdom)		6,213	33,214

Toyota Tsusho Corp. (Japan)		5,300	108,851

Unilever PLC (United Kingdom)		1,955	70,302

USANA Health Sciences, Inc.(NON)		80	3,628

W.W. Grainger, Inc.		698	143,760

Woolworths, Ltd. (Australia)		3,836	117,566

Yamazaki Baking Co., Inc. (Japan)		5,000	65,820

Yum! Brands, Inc.		2,724	173,573

			5,484,822
Energy (3.1%)

Basic Energy Services, Inc.(NON)		700	7,770

BP PLC (United Kingdom)		14,500	101,409

Chevron Corp.		7,169	804,075

Clayton Williams Energy, Inc.(NON)		91	4,373

ConocoPhillips		6,877	390,545

CVR Energy, Inc. (Escrow)		401	—

Delek US Holdings, Inc.		724	19,012

Energy Partners, Ltd.(NON)		535	9,213

ENI SpA (Italy)		6,765	149,573

Exxon Mobil Corp.		13,913	1,214,605

FMC Technologies, Inc.(NON)		3,153	147,687

Helix Energy Solutions Group, Inc.(NON)		977	17,215

HollyFrontier Corp.		3,571	143,876

Key Energy Services, Inc.(NON)		1,017	8,044

Kodiak Oil & Gas Corp.(NON)		850	7,599

Marathon Oil Corp.		6,552	182,277

Mitcham Industries, Inc.(NON)		370	5,661

Murphy Oil Corp.		2,529	129,814

Petrofac, Ltd. (United Kingdom)		6,358	151,241

Phillips 66(NON)		3,438	144,396

Repsol YPF SA (Spain)		2,972	54,541

Rosetta Resources, Inc.(NON)		118	5,067

Royal Dutch Shell PLC Class A (United Kingdom)		5,203	182,170

Royal Dutch Shell PLC Class B (United Kingdom)		4,787	172,735

Spectra Energy Corp.		6,563	185,470

Statoil ASA (Norway)		5,997	153,948

Stone Energy Corp.(NON)		350	8,236

Swift Energy Co.(NON)		422	8,225

Tesoro Corp.(NON)		497	19,751

Total SA (France)		2,819	140,472

Unit Corp.(NON)		157	6,245

Vaalco Energy, Inc.(NON)		1,910	14,153

W&T Offshore, Inc.		312	5,385

Western Refining, Inc.		489	13,677

			4,608,460
Financials (8.0%)

3i Group PLC (United Kingdom)		13,212	43,048

Acadia Realty Trust(R)		2,114	52,639

ACE, Ltd.		4,014	295,952

AG Mortgage Investment Trust, Inc.(R)		190	4,484

Agree Realty Corp.(R)		310	7,694

AIA Group, Ltd. (Hong Kong)		24,800	85,459

Alexandria Real Estate Equities, Inc.(R)		1,334	98,583

Allianz SE (Germany)		705	77,386

Allied World Assurance Co. Holdings AG		2,076	163,028

American Equity Investment Life Holding Co.		1,026	11,861

American Express Co.		7,498	437,133

Amtrust Financial Services, Inc.		179	4,674

Apartment Investment & Management Co. Class A(R)		2,458	65,088

Apollo Commercial Real Estate Finance, Inc.(R)		534	9,356

Apollo Residential Mortgage, Inc.		452	9,239

Arch Capital Group, Ltd.(NON)		4,701	187,617

Arlington Asset Investment Corp. Class A		196	4,488

ARMOUR Residential REIT, Inc.(R)		1,006	7,505

Ashford Hospitality Trust, Inc.(R)		1,254	10,383

Assured Guaranty, Ltd. (Bermuda)		680	8,976

Australia & New Zealand Banking Group, Ltd. (Australia)		7,459	191,906

AvalonBay Communities, Inc.(R)		1,914	270,869

AXA SA (France)		7,158	103,197

Banco Latinoamericano de Exportaciones SA Class E (Panama)		725	15,269

Banco Santander Central Hispano SA (Spain)(NON)		10,153	72,058

Bank of Hawaii Corp.		1,490	68,883

Bank of the Ozarks, Inc.		237	7,608

Barclays PLC (United Kingdom)		45,948	133,847

Berkshire Hathaway, Inc. Class B(NON)		3,632	306,323

BNP Paribas SA (France)		2,933	126,839

BofI Holding, Inc.(NON)		259	6,099

Boston Properties, Inc.(R)		2,021	226,615

BRE Properties(R)		1,296	64,696

Camden Property Trust(R)		1,269	88,107

Cardinal Financial Corp.		667	8,638

Cardtronics, Inc.(NON)		326	9,210

CBL & Associates Properties, Inc.(R)		5,346	114,244

Chimera Investment Corp.(R)		2,417	6,139

Chubb Corp. (The)		2,513	185,686

Citizens & Northern Corp.		376	7,204

Citizens Republic Bancorp, Inc.(NON)		349	7,144

CNO Financial Group, Inc.		1,384	12,318

Commerce Bancshares, Inc.		2,060	82,874

Commonwealth Bank of Australia (Australia)		3,412	193,538

CommonWealth REIT(R)		3,240	48,503

Cousins Properties, Inc.(R)		3,503	27,989

DBS Group Holdings, Ltd. (Singapore)		6,000	69,650

DCT Industrial Trust, Inc.(R)		7,654	48,373

Deutsche Bank AG (Germany)		2,484	88,045

Dexus Property Group (Australia)		85,648	84,759

DFC Global Corp.(NON)		480	8,938

Digital Realty Trust, Inc.(R)		1,565	116,608

Discover Financial Services		6,253	242,179

Duke Realty Corp.(R)		458	6,641

DuPont Fabros Technology, Inc.(R)		2,306	63,553

Dynex Capital, Inc.(R)		961	10,042

East West Bancorp, Inc.		515	11,299

Education Realty Trust, Inc.(R)		994	11,491

Entertainment Properties Trust(R)		127	5,790

Equity Residential Trust(R)		5,624	339,690

Essex Property Trust, Inc.(R)		480	72,950

Everest Re Group, Ltd.		1,790	185,551

Extra Space Storage, Inc.(R)		2,346	80,022

Federal Realty Investment Trust(R)		926	99,925

Financial Institutions, Inc.		400	7,000

First Community Bancshares Inc.		390	5,795

First Industrial Realty Trust(NON)(R)		3,458	44,608

Flushing Financial Corp.		718	10,942

General Growth Properties(R)		7,402	152,333

Genworth Financial, Inc. Class A(NON)		2,882	15,246

Glimcher Realty Trust(R)		747	7,829

Hachijuni Bank, Ltd. (The) (Japan)		14,000	77,168

Hang Lung Group, Ltd. (Hong Kong)		13,000	81,315

Hanmi Financial Corp.(NON)		803	10,029

HCP, Inc.(R)		3,563	163,399

Health Care REIT, Inc.(R)		1,649	96,368

Heartland Financial USA, Inc.		255	6,678

HFF, Inc. Class A(NON)		1,223	16,266

Home Bancshares, Inc.		196	6,176

HSBC Holdings, PLC (United Kingdom)		27,593	240,371

Insurance Australia Group, Ltd. (Australia)		28,240	121,438

Invesco Mortgage Capital, Inc.(R)		277	5,676

Investment AB Kinnevik Class B (Sweden)		4,850	97,901

Investors Real Estate Trust(R)		928	7,749

Jones Lang LaSalle, Inc.		173	12,478

JPMorgan Chase & Co.		2,553	94,818

Kimco Realty Corp.(R)		2,540	51,613

LaSalle Hotel Properties(R)		2,266	61,749

Lexington Realty Trust(R)		8,602	80,687

Liberty Property Trust(R)		2,179	80,362

LTC Properties, Inc.(R)		1,594	53,782

M&T Bank Corp.		1,946	169,107

Macerich Co. (The)(R)		829	49,384

Maiden Holdings, Ltd. (Bermuda)		671	6,160

MainSource Financial Group, Inc.		599	7,206

MFA Financial, Inc.(R)		1,082	8,862

Mid-America Apartment Communities, Inc.(R)		751	51,068

Mission West Properties(R)		566	5,105

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)		19,600	89,834

Nasdaq OMX Group, Inc. (The)		2,843	65,019

National Australia Bank, Ltd. (Australia)		3,067	80,147

National Financial Partners Corp.(NON)		310	4,569

National Health Investors, Inc.(R)		391	20,426

Nationstar Mortgage Holdings, Inc.(NON)		305	8,272

Nelnet, Inc. Class A		350	8,383

Northern Trust Corp.		3,108	144,336

Ocwen Financial Corp.(NON)		840	21,613

One Liberty Properties, Inc.(R)		455	8,695

ORIX Corp. (Japan)		900	83,583

Pennsylvania Real Estate Investment Trust(R)		3,118	49,015

People's United Financial, Inc.		8,350	99,950

Peoples Bancorp, Inc.		400	8,840

Popular, Inc. (Puerto Rico)(NON)		315	4,990

Portfolio Recovery Associates, Inc.(NON)		43	4,315

Post Properties, Inc.(R)		1,002	51,152

Prologis, Inc.(R)		3,814	130,324

Protective Life Corp.		302	8,532

Prudential PLC (United Kingdom)		7,252	90,699

PS Business Parks, Inc.(R)		259	17,656

Public Storage(R)		2,670	388,645

Ramco-Gershenson Properties Trust(R)		3,184	41,265

Rayonier, Inc.(R)		1,198	58,690

Realty Income Corp.(R)		1,940	81,732

Regency Centers Corp.(R)		2,054	100,646

RenaissanceRe Holdings, Ltd.		2,084	160,989

Republic Bancorp, Inc. Class A		269	6,066

Resona Holdings, Inc. (Japan)		13,600	53,397

RLJ Lodging Trust(R)		3,067	54,715

Royal Bank of Scotland Group PLC (United Kingdom)(NON)		6,716	24,098

Sekisui Chemical Co., Ltd. (Japan)		8,000	65,665

Senior Housing Properties Trust(R)		220	4,866

Simon Property Group, Inc.(R)		4,900	777,630

SL Green Realty Corp.(R)		1,543	124,366

Southside Bancshares, Inc.		308	6,748

Sovran Self Storage, Inc.(R)		249	14,156

St. Joe Co. (The)(NON)		1,443	27,662

Starwood Property Trust, Inc.(R)		214	5,040

Stockland (Units) (Australia)(R)		24,476	80,611

Strategic Hotels & Resorts(R)(NON)		6,411	39,107

Suncorp Group, Ltd. (Australia)		9,809	93,431

Sunstone Hotel Investors, Inc.(NON)(R)		4,628	48,270

Svenska Handelsbanken AB Class A (Sweden)		2,945	102,429

Swedbank AB Class A (Sweden)		5,909	103,401

Swiss Life Holding AG (Switzerland)		979	110,873

SWS Group, Inc.(NON)		1,061	6,334

Symetra Financial Corp.		671	8,200

Taubman Centers, Inc.(R)		183	14,644

UDR, Inc.(R)		1,498	37,825

Universal Health Realty Income Trust(R)		56	2,418

Urstadt Biddle Properties, Inc. Class A(R)		310	6,045

Validus Holdings, Ltd.		4,010	134,375

Virginia Commerce Bancorp, Inc.(NON)		1,000	8,090

Vornado Realty Trust(R)		2,293	186,123

W.R. Berkley Corp.		4,405	164,659

Walker & Dunlop, Inc.(NON)		318	4,204

Walter Investment Management Corp.		224	6,270

Washington Banking Co.		475	6,474

Weingarten Realty Investors(R)		3,220	89,935

Wells Fargo & Co.		3,060	104,132

Westpac Banking Corp. (Australia)		3,675	94,328

Wheelock and Co., Ltd. (Hong Kong)		15,000	57,331

World Acceptance Corp.(NON)		81	5,913

			11,934,718
Health care (3.7%)

Abbott Laboratories		6,302	413,033

ABIOMED, Inc.(NON)		274	6,118

Aetna, Inc.		3,239	124,410

Affymax, Inc.(NON)		387	6,846

Alfresa Holdings Corp. (Japan)		1,100	54,404

Amedisys, Inc.(NON)		56	788

AmerisourceBergen Corp.		2,796	107,702

Amgen, Inc.		3,678	308,658

AmSurg Corp.(NON)		169	4,970

AstraZeneca PLC (United Kingdom)		2,347	109,312

athenahealth, Inc.(NON)		46	4,065

Bayer AG (Germany)		425	32,964

Biogen Idec, Inc.(NON)		1,351	198,043

Bristol-Myers Squibb Co.		7,786	257,016

C.R. Bard, Inc.		1,003	98,404

Cardinal Health, Inc.		3,235	127,944

Centene Corp.(NON)		141	5,726

Coloplast A/S Class B (Denmark)		457	91,169

Computer Programs & Systems, Inc.		62	3,134

Conmed Corp.		485	13,105

Cubist Pharmaceuticals, Inc.(NON)		243	11,227

Cyberonics, Inc.(NON)		96	4,793

Eli Lilly & Co.		5,120	229,939

Endo Health Solutions, Inc.(NON)		450	14,319

Forest Laboratories, Inc.(NON)		2,252	78,122

Fresenius SE & Co. KGgA (Germany)		885	94,325

Gilead Sciences, Inc.(NON)		4,061	234,279

GlaxoSmithKline PLC (United Kingdom)		10,111	228,622

Greatbatch, Inc.(NON)		666	15,418

Haemonetics Corp.(NON)		96	7,072

Health Net, Inc.(NON)		249	5,789

HealthSouth Corp.(NON)		780	17,862

Hi-Tech Pharmacal Co., Inc.(NON)		165	5,889

Humana, Inc.		1,528	107,082

Impax Laboratories, Inc.(NON)		564	13,350

Jazz Pharmaceuticals PLC (Ireland)(NON)		646	29,399

Johnson & Johnson		2,295	154,752

Kindred Healthcare, Inc.(NON)		836	9,330

Magellan Health Services, Inc.(NON)		100	4,961

McKesson Corp.		2,028	176,659

MedAssets, Inc.(NON)		1,271	21,696

Medicines Co. (The)(NON)		678	17,418

Medicis Pharmaceutical Corp. Class A		525	16,569

Merck & Co., Inc.		715	30,781

Metropolitan Health Networks, Inc.(NON)		1,367	10,991

Molina Healthcare, Inc.(NON)		328	7,951

Novartis AG (Switzerland)		2,247	132,336

Novo Nordisk A/S Class B (Denmark)		837	131,701

Obagi Medical Products, Inc.(NON)		1,326	17,715

Omega Healthcare Investors, Inc.(R)		609	14,628

Omnicare, Inc.		469	15,186

OraSure Technologies, Inc.(NON)		1,118	10,856

Orion OYJ Class B (Finland)		2,698	55,320

Otsuka Holdings Company, Ltd. (Japan)		4,400	134,393

PDL BioPharma, Inc.		1,481	10,900

Perrigo Co.		708	77,859

Pfizer, Inc.		5,887	140,464

Pharmacyclics, Inc.(NON)		42	2,811

PharMerica Corp.(NON)		537	6,766

PSS World Medical, Inc.(NON)		130	2,807

Quality Systems, Inc.		92	1,626

Questcor Pharmaceuticals, Inc.(NON)		128	5,560

ResMed, Inc.(NON)		2,292	86,110

Roche Holding AG-Genusschein (Switzerland)		1,335	242,882

RTI Biologics, Inc.(NON)		1,399	5,344

Sabra Health Care REIT, Inc.(R)		2,556	48,999

Salix Pharmaceuticals, Ltd.(NON)		73	3,209

Sanofi (France)		1,618	132,151

Spectrum Pharmaceuticals, Inc.(NON)(S)		1,271	15,201

STAAR Surgical Co.(NON)		1,251	8,194

Suzuken Co., Ltd. (Japan)		1,200	40,711

Triple-S Management Corp. Class B (Puerto Rico)(NON)		219	4,476

United Therapeutics Corp.(NON)		48	2,598

UnitedHealth Group, Inc.		6,061	329,112

Ventas, Inc.(R)		4,237	277,481

ViroPharma, Inc.(NON)		431	11,465

Warner Chilcott PLC Class A(NON)		644	8,771

WellCare Health Plans, Inc.(NON)		228	12,925

			5,506,963
Technology (6.6%)

3D Systems Corp.(NON)		101	4,415

Acacia Research Corp.(NON)		100	2,634

Accenture PLC Class A		4,492	276,707

Actuate Corp.(NON)		3,008	21,026

Acxiom Corp.(NON)		949	16,190

Altera Corp.		4,633	172,950

Analog Devices, Inc.		4,503	178,949

Anixter International, Inc.		112	6,735

Apple, Inc.		6,272	4,172,385

ASML Holding NV (Netherlands)		1,603	90,595

Aspen Technology, Inc.(NON)		241	5,876

Avago Technologies, Ltd. (Singapore)		3,850	140,795

BMC Software, Inc.(NON)		2,847	117,866

Bottomline Technologies, Inc.(NON)		314	7,046

Brocade Communications Systems, Inc.(NON)		1,056	6,125

Cirrus Logic, Inc.(NON)		166	6,917

Cisco Systems, Inc.		27,765	529,756

Coherent, Inc.(NON)		84	3,956

Coinstar, Inc.(NON)		70	3,578

Commvault Systems, Inc.(NON)		74	3,731

Computershare, Ltd. (Australia)		4,032	35,098

CSG Systems International, Inc.(NON)		313	6,639

Cypress Semiconductor Corp.(NON)		472	5,480

EnerSys(NON)		370	13,783

Entegris, Inc.(NON)		1,690	14,855

Fair Isaac Corp.		542	23,149

FEI Co.		315	16,919

First Solar, Inc.(NON)		345	6,897

Fujitsu, Ltd. (Japan)		34,000	139,517

Google, Inc. Class A(NON)		1,038	711,123

GSI Group, Inc.(NON)		679	6,111

IBM Corp.		4,093	797,521

Infineon Technologies AG (Germany)		14,944	103,078

InnerWorkings, Inc.(NON)		451	5,435

Integrated Silicon Solutions, Inc.(NON)		1,171	11,605

Intel Corp.		2,798	69,474

Intuit, Inc.		2,985	174,742

Ixia(NON)		237	3,517

JDA Software Group, Inc.(NON)		279	8,593

KLA-Tencor Corp.		3,117	159,933

L-3 Communications Holdings, Inc.		1,513	106,273

Lam Research Corp.(NON)		3,108	106,076

LivePerson, Inc.(NON)		345	5,683

Manhattan Associates, Inc.(NON)		140	7,081

Maxim Integrated Products, Inc.		5,371	145,769

Mentor Graphics Corp.(NON)		875	14,464

Microchip Technology, Inc.		3,876	134,691

Microsemi Corp.(NON)		294	5,854

Microsoft Corp.		25,394	782,643

MTS Systems Corp.		163	8,282

Netscout Systems, Inc.(NON)		309	7,339

NTT Data Corp. (Japan)		14	41,946

Omnivision Technologies, Inc.(NON)		249	4,046

Parametric Technology Corp.(NON)		279	5,929

Perficient, Inc.(NON)		539	5,773

Pericom Semiconductor Corp.(NON)		783	6,287

Photronics, Inc.(NON)		1,019	5,982

Plantronics, Inc.		152	5,420

Polycom, Inc.(NON)		443	4,616

Procera Networks, Inc.(NON)		319	6,760

QLIK Technologies, Inc.(NON)		110	2,327

RealPage, Inc.(NON)		238	6,071

RF Micro Devices, Inc.(NON)		1,030	3,863

Rovi Corp.(NON)		1,000	15,340

Rudolph Technologies, Inc.(NON)		719	6,715

SAP AG (Germany)		618	40,726

Semtech Corp.(NON)		336	8,239

Silicon Graphics International Corp.(NON)		640	5,466

Silicon Image, Inc.(NON)		843	3,987

Skyworks Solutions, Inc.(NON)		135	4,112

Softbank Corp. (Japan)		2,200	90,001

Sourcefire, Inc.(NON)		110	5,708

Synaptics, Inc.(NON)		186	5,658

Synchronoss Technologies, Inc.(NON)		140	3,221

Tangoe, Inc.(NON)		166	2,689

Teradyne, Inc.(NON)		566	8,841

TIBCO Software, Inc.(NON)		468	14,003

Travelzoo, Inc.(NON)		249	5,617

Tyler Technologies, Inc.(NON)		126	5,073

Ultimate Software Group, Inc.(NON)		68	6,745

Ultra Clean Holdings, Inc.(NON)		934	5,492

Unisys Corp.(NON)		87	1,838

VASCO Data Security International, Inc.(NON)		1,489	14,026

Xilinx, Inc.		4,396	149,068

			9,907,441
Transportation (0.7%)

Alaska Air Group, Inc.(NON)		203	6,811

Central Japan Railway Co. (Japan)		25	218,021

ComfortDelgro Corp., Ltd. (Singapore)		42,000	56,482

Copa Holdings SA Class A (Panama)		804	62,415

International Consolidated Airlines Group SA (United Kingdom)(NON)		17,370	38,644

J. B. Hunt Transport Services, Inc.		1,696	88,938

Neptune Orient Lines, Ltd. (Singapore)(NON)		71,000	62,213

Southwest Airlines Co.		12,036	107,602

Swift Transportation Co.(NON)		1,399	11,402

United Parcel Service, Inc. Class B		4,925	363,514

US Airways Group, Inc.(NON)		380	4,051

			1,020,093
Utilities and power (0.9%)

Chubu Electric Power, Inc. (Japan)		2,100	25,017

CMS Energy Corp.		3,972	91,634

DTE Energy Co.		2,137	124,801

Enel SpA (Italy)		22,617	74,383

Entergy Corp.		2,032	138,339

GDF Suez (France)		4,072	100,048

ITC Holdings Corp.		929	66,869

Kinder Morgan, Inc.		3,632	129,917

National Grid PLC (United Kingdom)		13,719	148,774

PG&E Corp.		3,942	171,122

Pinnacle West Capital Corp.		1,748	89,795

Red Electrica Corporacion SA (Spain)		2,199	95,070

Toho Gas Co., Ltd. (Japan)		10,000	65,368

Westar Energy, Inc.		2,297	66,864

			1,388,001

Total common stocks (cost $52,019,765)			$54,130,884

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, September 1, 2042		$1,000,000	$1,050,391

			1,050,391
U.S. Government Agency Mortgage Obligations (4.3%)

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, October 1, 2042		1,000,000	1,091,211
5s, TBA, September 1, 2042		2,000,000	2,184,062
4s, TBA, September 1, 2042		2,000,000	2,144,375
3 1/2s, TBA, September 1, 2027		1,000,000	1,063,281

			6,482,929

Total U.S. government and agency mortgage obligations (cost $7,514,493)			$7,533,320

U.S. TREASURY OBLIGATIONS (0.6%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 2 1/8s, February 15, 2040(i)		$54,152	$79,455

U.S. Treasury Notes 3 1/2s, May 15, 2020(i)		97,000	115,006

U.S. Treasury Notes 2 3/4s, November 30, 2016(i)		167,000	184,072

U.S. Treasury Notes 3/4s, September 15, 2013(i)		150,000	151,377

U.S. Treasury Notes 1/2s, November 15, 2013(i)		181,000	181,921

U.S. Treasury Notes 1/8s, September 30, 2013(i)		242,000	241,927

Total U.S. treasury obligations (cost $953,758)			$953,758

COMMODITY LINKED NOTES (4.4%)(a)
		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)		$842,000	$1,044,838

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)		440,000	440,660

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 0005, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)		3,400,000	3,315,340

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)		842,000	1,045,138

UBS AG/London 144A notes 1-month LIBOR, 2012 (Indexed to the UBS Bloomberg CMCI TR Index multiplied by 3) (Jersey)		749,000	698,289

Total commodity linked notes (cost $6,273,000)			$6,544,265

CORPORATE BONDS AND NOTES (2.5%)(a)
		Principal amount	Value

AES Corp. (The) sr. unsec. notes 8s, 2020		$170,000	$198,050

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		230,000	248,517

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		20,000	19,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		90,000	96,075

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016		80,000	85,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023		30,000	30,563

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		70,000	74,725

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020		195,000	214,988

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		90,000	81,450

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		240,000	237,900

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		65,000	67,113

HCA, Inc. sr. notes 6 1/2s, 2020		210,000	231,000

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		105,000	100,144

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		315,000	341,775

LyondellBasell Industries NV sr. unsec. notes 6s, 2021 (Netherlands)		200,000	228,000

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		95,000	97,613

Navistar International Corp. sr. notes 8 1/4s, 2021		120,000	114,150

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		45,000	45,731

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		60,000	65,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		115,000	123,050

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		110,000	121,550

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		175,000	180,250

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		385,000	394,144

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		100,000	109,000

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		130,000	92,300

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		55,000	58,988

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		90,000	94,722

Total corporate bonds and notes (cost $3,762,364)			$3,751,198

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-12/$115.00	10,576	$52,790

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	29,934	137,086

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	25,594	79,606

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	30,279	69,558

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00	14,706	44,360

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	9,176	21,219

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	5,350	12,372

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	12,741	21,702

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	1,785	3,155

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	9,562	9,578

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	4,963	4,971

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	14,525	5,346

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	10,578	1,174

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	3,944	438

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	10,577	343

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	3,945	128

SPDR S&P 500 ETF Trust (Put)	Sep-12/140.00	20,982	37,810

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00	9,176	940

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00	5,350	547

Total purchased options outstanding (cost $959,920)			$503,123

SHORT-TERM INVESTMENTS (58.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		12,500	$12,500

Putnam Money Market Liquidity Fund 0.13%(e)		45,862,315	45,862,315

SSgA Prime Money Market Fund 0.12%(P)		2,131,043	2,131,043

U.S. Treasury Bills with effective yields ranging from 0.179% to 0.180%, August 22, 2013(SEG)		$3,500,000	3,494,617

U.S. Treasury Bills with effective yields ranging from 0.178% to 0.179%, July 25, 2013		1,500,000	1,497,944

U.S. Treasury Bills with effective yields ranging from 0.161% to 0.162%, June 27, 2013		3,500,000	3,495,832

U.S. Treasury Bills with effective yields ranging from 0.168% to 0.170%, May 30, 2013(SEG)		2,500,000	2,497,257

U.S. Treasury Bills with effective yields ranging from 0.167% to 0.182%, May 2, 2013		12,000,000	11,988,607

U.S. Treasury Bills with effective yields ranging from 0.199% to 0.199%, March 7, 2013(SEG)		4,000,000	3,997,344

U.S. Treasury Bills with effective yields ranging from 0.140% to 0.145%, February 7, 2013(SEG)		3,500,000	3,498,106

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.156%, January 10, 2013		750,000	749,740

U.S. Treasury Bills with effective yields ranging from 0.105% to 0.106%, December 13, 2012(SEG)		1,000,000	999,729

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, November 15, 2012		500,000	499,922

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.142%, October 18, 2012		6,750,000	6,748,949

Total short-term investments (cost $87,466,774)			$87,473,905

TOTAL INVESTMENTS

Total investments (cost $158,950,074)(b)			$160,890,453

FORWARD CURRENCY CONTRACTS at 8/31/12 (aggregate face value $20,370,072) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	9/20/12	$25,896	$26,321	$(425)
	Japanese Yen	Sell	9/20/12	5,318	5,321	3
Barclays Bank PLC
	Australian Dollar	Sell	9/20/12	96,671	96,812	141
	British Pound	Buy	9/20/12	152,107	149,632	2,475
	Euro	Buy	9/20/12	1,651,490	1,617,045	34,445
	Hong Kong Dollar	Sell	9/20/12	51,369	51,385	16
	Japanese Yen	Buy	9/20/12	277,112	277,502	(390)
	Malaysian Ringgit	Buy	9/20/12	10,358	10,312	46
	Norwegian Krone	Sell	9/20/12	11,520	11,092	(428)
	Polish Zloty	Buy	9/20/12	16,926	16,589	337
	Swedish Krona	Sell	9/20/12	39,298	38,459	(839)
	Swiss Franc	Sell	9/20/12	105	102	(3)
Citibank, N.A.
	Australian Dollar	Sell	9/20/12	21,460	21,781	321
	British Pound	Sell	9/20/12	90,344	88,792	(1,552)
	Danish Krone	Buy	9/20/12	58,154	56,379	1,775
	Euro	Buy	9/20/12	200,901	199,040	1,861
	Japanese Yen	Buy	9/20/12	120,826	121,002	(176)
	Singapore Dollar	Buy	9/20/12	8,985	8,960	25
	Swiss Franc	Sell	9/20/12	42,536	41,609	(927)
Credit Suisse AG
	Australian Dollar	Sell	9/20/12	13,310	13,522	212
	British Pound	Buy	9/20/12	238,799	235,012	3,787
	Euro	Sell	9/20/12	174,484	170,740	(3,744)
	Japanese Yen	Buy	9/20/12	2,003,456	2,006,877	(3,421)
	New Zealand Dollar	Buy	9/20/12	1,445	1,452	(7)
	Norwegian Krone	Sell	9/20/12	46,287	44,538	(1,749)
	Swedish Krona	Sell	9/20/12	117,820	115,319	(2,501)
	Swiss Franc	Sell	9/20/12	231,330	226,489	(4,841)
Deutsche Bank AG
	Australian Dollar	Sell	9/20/12	251,016	254,667	3,651
	British Pound	Sell	9/20/12	272,301	267,645	(4,656)
	Euro	Buy	9/20/12	1,552,360	1,521,010	31,350
	Swiss Franc	Sell	9/20/12	69,881	68,363	(1,518)
Goldman Sachs International
	Australian Dollar	Sell	9/20/12	6,912	7,020	108
	Euro	Buy	9/20/12	359,911	352,551	7,360
	Japanese Yen	Buy	9/20/12	945,552	946,654	(1,102)
HSBC Bank USA, National Association
	Australian Dollar	Sell	9/20/12	6,603	6,703	100
	British Pound	Sell	9/20/12	26,516	26,095	(421)
	Euro	Sell	9/20/12	156,494	152,154	(4,340)
	Japanese Yen	Sell	9/20/12	71,669	71,738	69
	Singapore Dollar	Sell	9/20/12	36,261	36,145	(116)
	Swiss Franc	Sell	9/20/12	31,012	30,330	(682)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	9/20/12	66,958	68,017	1,059
	British Pound	Buy	9/20/12	303,898	298,688	5,210
	Euro	Buy	9/20/12	256,126	250,834	5,292
	Hong Kong Dollar	Sell	9/20/12	144,229	144,274	45
	Japanese Yen	Buy	9/20/12	2,708,233	2,712,187	(3,954)
	Mexican Peso	Buy	9/20/12	202,121	201,755	366
	Polish Zloty	Buy	9/20/12	119,295	116,913	2,382
	Singapore Dollar	Sell	9/20/12	54,071	53,918	(153)
	Swedish Krona	Sell	9/20/12	54,285	53,290	(995)
	Swiss Franc	Sell	9/20/12	19,487	19,034	(453)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	9/20/12	95,330	96,731	(1,401)
	British Pound	Sell	9/20/12	23,816	23,412	(404)
	Euro	Buy	9/20/12	264,933	259,564	5,369
	Japanese Yen	Buy	9/20/12	100,838	100,675	163
	Swiss Franc	Sell	9/20/12	68,519	66,984	(1,535)
State Street Bank and Trust Co.
	Australian Dollar	Buy	9/20/12	32,808	33,276	(468)
	British Pound	Buy	9/20/12	264,679	260,141	4,538
	Canadian Dollar	Buy	9/20/12	346,728	340,956	5,772
	Euro	Buy	9/20/12	2,067,506	2,025,088	42,418
	Israeli Shekel	Buy	9/20/12	6,522	6,502	20
	Japanese Yen	Buy	9/20/12	2,557,759	2,561,584	(3,825)
	Norwegian Krone	Buy	9/20/12	5,777	5,566	211
	Swedish Krona	Sell	9/20/12	22,441	21,966	(475)
Westpac Banking Corp.
	British Pound	Sell	9/20/12	123,845	121,379	(2,466)
	Canadian Dollar	Buy	9/20/12	195,117	191,973	3,144
	Euro	Buy	9/20/12	719,570	704,716	14,854
	Japanese Yen	Buy	9/20/12	237,133	237,490	(357)

Total						$128,601

FUTURES CONTRACTS OUTSTANDING at 8/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	18	$2,851,785	Dec-12	$(846)
Euro-Bund 10 yr (Long)	65	11,634,020	Dec-12	(7,342)
Euro-Buxl 30yr Bond (Long)	11	1,877,241	Dec-12	3,009
Euro-OAT 10 yr (Short)	43	7,232,299	Dec-12	9,764
Euro-Schatz 2 yr (Long)	25	3,485,364	Dec-12	(79)
Japanese Government Bond 10 yr (Long)	11	20,231,177	Sep-12	99,212
MSCI EAFE Index Mini (Short)	33	2,423,025	Sep-12	(185,103)
NASDAQ 100 Index E-Mini (Short)	43	2,383,060	Sep-12	(194,984)
S&P 500 Index E-Mini (Long)	36	2,529,180	Sep-12	173,178
S&P 500 Index E-Mini (Short)	111	7,798,305	Sep-12	(54,713)
U.K. Gilt 10 yr (Long)	18	3,456,910	Dec-12	4,023
U.S. Treasury Bond 30 yr (Long)	45	6,813,281	Dec-12	61,086
U.S. Treasury Note 2 yr (Long)	37	8,161,391	Dec-12	5,711
U.S. Treasury Note 5 yr (Long)	60	7,479,844	Dec-12	30,824
U.S. Treasury Note 10 yr (Long)	6	802,313	Dec-12	5,145

Total				$(51,114)

WRITTEN OPTIONS OUTSTANDING at 8/31/12 (premiums received $388,354) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	212,378	Sep-12/$146.00	$52,276
SPDR S&P 500 ETF Trust (Put)	30,279	May-13/90.00	28,324
SPDR S&P 500 ETF Trust (Put)	14,706	Apr-13/100.00	19,496
SPDR S&P 500 ETF Trust (Put)	9,176	Mar-13/100.00	9,513
SPDR S&P 500 ETF Trust (Put)	5,350	Mar-13/100.00	5,374
SPDR S&P 500 ETF Trust (Put)	12,741	Feb-13/100.00	9,340
SPDR S&P 500 ETF Trust (Put)	1,785	Feb-13/100.00	1,309
SPDR S&P 500 ETF Trust (Put)	9,562	Jan-13/95.00	3,645
SPDR S&P 500 ETF Trust (Put)	4,963	Jan-13/95.00	1,875
SPDR S&P 500 ETF Trust (Put)	14,525	Dec-12/85.00	1,526
SPDR S&P 500 ETF Trust (Put)	10,578	Nov-12/85.00	269
SPDR S&P 500 ETF Trust (Put)	3,944	Nov-12/85.00	100
SPDR S&P 500 ETF Trust (Put)	9,176	Sep-12/113.00	204
SPDR S&P 500 ETF Trust (Put)	5,350	Sep-12/113.00	119

Total			$133,370

TBA SALE COMMITMENTS OUTSTANDING at 8/31/12 (proceeds receivable $1,089,375) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5s, September 1, 2042	$1,000,000	9/13/12	$1,092,031

Total			$1,092,031

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$16,497,000		$—	5/2/22	3 month USD-LIBOR-BBA	2.0425%	$738,451
	3,370,000		—	3/23/22	3 month USD-LIBOR-BBA	2.388%	270,703
	Barclay’s Bank, PLC
	3,200,000		—	6/7/14	0.6055%	3 month USD-LIBOR-BBA	(13,105)
	2,500,000		—	6/7/22	1.7575%	3 month USD-LIBOR-BBA	(35,408)
	Credit Suisse International
	2,411,000	(E)	(36,688)	9/19/22	3 month USD-LIBOR-BBA	2.00%	35,811
	6,286,000	(E)	1,234	9/19/14	3 month USD-LIBOR-BBA	0.60%	26,692
	2,594,000	(E)	(2,075)	9/19/17	3 month USD-LIBOR-BBA	1.10%	38,417
	1,870,000	(E)	(115,169)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(5,737)
	400,000		—	7/9/14	3 month USD-LIBOR-BBA	0.533%	1,076
	700,000		—	7/9/17	3 month USD-LIBOR-BBA	0.92926%	6,771
	2,100,000		—	7/9/22	3 month USD-LIBOR-BBA	1.74566%	22,789
	100,000		—	7/9/42	3 month USD-LIBOR-BBA	2.48376%	459
	400,000		—	8/8/14	0.43%	3 month USD-LIBOR-BBA	(253)
	1,600,000		—	8/8/22	3 month USD-LIBOR-BBA	1.7025%	7,704
	700,000		—	8/8/42	3 month USD-LIBOR-BBA	2.44125%	(4,573)
	Deutsche Bank AG
	1,358,000		—	3/05/22	2.133%	3 month USD-LIBOR-BBA	(77,759)
	JPMorgan Chase Bank NA
	1,180,000		—	3/26/22	3 month USD-LIBOR-BBA	2.3245%	87,331
	13,000,000		—	4/4/22	3 month USD-LIBOR-BBA	2.2725%	890,597

	Total						$1,989,966
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/12 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$37,126
baskets	163,761	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	906,196
units	2,143	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(411,594)
units	450	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(103,262)
units	308	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(70,618)
units	1,330	4/5/13	3 month USD-LIBOR-BBA minus 0.39%	Russell 1000 Total Return Index	(305,816)
Citibank, N.A.
	$1,500,000	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	5,486
baskets	12	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	6,843
baskets	26	2/13/13	3 month USD-LIBOR-BBA plus 0.10%	A basket (CGPUTQL2) of common stocks	14,701
baskets	29	2/13/13	(3 month USD-LIBOR-BBA plus 0.1%)	A basket (CGPUTQL2) of common stocks	16,538
units	258	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(4,318)
units	681	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(11,397)
units	677	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(11,354)
Credit Suisse International
	$3,400,000	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(6,460)
	1,600,000	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(5,920)
shares	7,060	9/19/12	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	941
shares	18,583	9/19/12	(3 month USD-LIBOR-BBA minus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	2,478
shares	6,269	9/19/12	(3 month USD-LIBOR-BBA minus 0.175%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(6,681)
shares	20,127	7/18/13	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	15,212
shares	11,900	9/19/12	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	1,587
shares	5,340	9/19/12	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	712
shares	94,529	7/2/13	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	13,668
Deutsche Bank AG
	$500,000	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,060)
JPMorgan Chase Bank NA
	13,500,000	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(42,985)

Total					$39,023

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclay’s Bank, PLC
	DJ CDX EM Series 17 Index	BB+/P	$(12,420)	$115,000	6/20/17	500 bp	$1,683
	DJ CDX EM Series 17 Index	BB+/P	(12,363)	115,000	6/20/17	500 bp	1,741
	DJ CDX EM Series 17 Index	BB+/P	(6,860)	70,000	6/20/17	500 bp	1,725
	DJ CDX EM Series 17 Index	BB+/P	(212,300)	2,200,000	6/20/17	500 bp	56,894
	DJ CDX EM Series 17 Index	BB+/P	(51,500)	500,000	6/20/17	500 bp	8,639
	DJ CDX EM Series 17 Index	BB+/P	(103,860)	900,000	6/20/17	500 bp	515
	DJ CDX EM Series 17 Index	BB+/P	(529,760)	4,300,000	6/20/17	500 bp	(2,413)
	DJ CDX NA HY Series 18 Index	B+/P	140,663	3,593,700	6/20/17	500 bp	114,065
	DJ CDX NA HY Series 18 Index	B+/P	25,493	509,850	6/20/17	500 bp	21,294
	DJ CDX NA HY Series 18 Index	B+/P	60,218	2,271,060	6/20/17	500 bp	43,409
	DJ CDX NA IG Series 18 Index	BBB+/P	(508)	260,000	6/20/17	100 bp	(189)
	DJ CDX NA IG Series 18 Index	BBB+/P	3,072	755,000	6/20/17	100 bp	3,664
	Citibank, N.A.
	DJ CDX NA IG Series 18 Index	BBB+/P	889	85,000	6/20/17	100 bp	993
	Credit Suisse International
	DJ CDX NA HY Series 18 Index	B+/P	70,000	1,980,000	6/20/17	500 bp	55,346
	DJ CDX NA IG Series 18 Index	BBB+/P	7,254	850,000	6/20/17	100 bp	8,297
	DJ CDX NA IG Series 18 Index	BBB+/P	393	375,000	6/20/17	100 bp	354
	Deutsche Bank AG
	DJ CDX EM Series 17 Index	BB+/P	(56,280)	700,000	6/20/17	500 bp	29,567
	DJ CDX NA HY Series 18 Index	B+/P	74,064	2,079,000	6/20/17	500 bp	52,614
	DJ CDX NA HY Series 18 Index	B+/P	84,000	3,168,000	6/20/17	500 bp	60,553
	DJ CDX NA IG Series 18 Index	BBB+/P	(12,391)	2,500,000	6/20/17	100 bp	(9,321)
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	74,156	2,796,750	6/20/17	500 bp	53,457
	DJ CDX NA HY Series 18 Index	B+/P	843,750	24,750,000	6/20/17	500 bp	660,574

	Total						$1,163,461

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $149,996,559.
(b)	The aggregate identified cost on a tax basis is $158,987,067, resulting in gross unrealized appreciation and depreciation of $4,039,796 and $2,136,410, respectively, or net unrealized appreciation of $1,903,386.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $11,960.
The fund received cash collateral of $12,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,946 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,230,190 and $31,100,343, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $135,417,850 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the returns on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $32,000,000 on total return swap contracts for the reporting period
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on intertest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $525,989 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $52,000 on derivative contracts subject to the Master Agreements.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,139,971	$1,574,286	$—
Capital goods	1,611,267	948,917	—
Communication services	1,061,940	881,259	—
Conglomerates	590,218	118,663	—
Consumer cyclicals	4,546,925	1,806,940	—
Consumer staples	3,703,336	1,781,486	—
Energy	3,502,371	1,106,089	—
Financials	8,916,966	3,017,752	—
Health care	4,026,673	1,480,290	—
Technology	9,366,480	540,961	—
Transportation	644,733	375,360	—
Utilities and power	879,341	508,660	—
Total common stocks	39,990,221	14,140,663	—
Commodity linked notes	—	6,544,265	—
Corporate bonds and notes	—	3,751,198	—
Purchased options outstanding	—	503,123	—
U.S. Government and Agency Mortgage Obligations	—	7,533,320	—
U.S. Treasury Obligations	—	953,758	—
Short-term investments	47,993,358	39,480,547	—

Totals by level	$87,983,579	$72,906,874	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$128,601	$—
Futures contracts	(51,114)	—	—
Written options	—	(133,370)	—
TBA sale commitments	—	(1,092,031)	—
Interest rate swap contracts	—	2,142,664	—
Total return swap contracts	—	39,023	—
Credit default contracts	—	777,751	—

Totals by level	$(51,114)	$1,862,638	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,088,822	$311,071
Foreign exchange contracts	178,925	50,324
Equity contracts	1,655,177	1,493,210
Interest rate contracts	2,535,148	196,789

Total	$5,458,072	$2,051,394

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/12 (Unaudited)

COMMON STOCKS (92.8%)(a)
	Shares	Value

Advertising and marketing services (0.2%)

Hakuhodo DY Holdings, Inc. (Japan)	310	$20,345

Publicis Group SA (France)	387	20,054

		40,399
Aerospace and defense (1.4%)

Cobham PLC (United Kingdom)	5,071	17,625

Embraer SA ADR (Brazil)	411	11,076

European Aeronautic Defense and Space Co. NV (France)	738	28,107

Exelis, Inc.	1,500	15,150

Lockheed Martin Corp.	1,303	118,754

Raytheon Co.	1,839	103,940

Smith & Wesson Holding Corp.(NON)	366	2,943

Sturm Ruger & Co., Inc.	93	4,027

		301,622
Agriculture (0.1%)

Andersons, Inc. (The)	16	643

Archer Daniels-Midland Co.	88	2,354

Black Earth Farming, Ltd. SDR (Jersey)(NON)	158	323

Cresud S.A.C.I.F. y A. ADR (Argentina)	64	506

First Resources, Ltd. (Singapore)	4,000	6,683

Golden Agri-Resources, Ltd. (Singapore)	16,000	9,142

GrainCorp, Ltd. (Rights) (Australia)(F)	17	7

GrainCorp, Ltd. (Australia)	187	1,786

KWS Saat AG (Germany)	3	780

PT Astra Agro Lestari Tbk (Indonesia)	500	1,171

SLC Agricola SA (Brazil)	71	745

Vilmorin & Cie (France)	7	816

Viterra, Inc. (Canada)	156	2,554

Wilmar International, Ltd. (Singapore)	1,000	2,516

		30,026
Airlines (0.5%)

Alaska Air Group, Inc.(NON)	116	3,892

Delta Air Lines, Inc.(NON)	5,210	45,066

International Consolidated Airlines Group SA (United Kingdom)(NON)	3,392	7,546

Turk Hava Yollari (Turkey)(NON)	4,469	8,841

United Continental Holdings, Inc.(NON)	1,562	28,818

US Airways Group, Inc.(NON)	214	2,281

		96,444
Automotive (1.3%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	12,000	11,763

Daimler AG (Registered Shares) (Germany)	347	16,989

Fiat Industrial SpA (Italy)	1,388	13,933

General Motors Co.(NON)	3,152	67,294

Hino Motors, Ltd. (Japan)	3,000	20,828

Hyundai Motor Co. (South Korea)	31	6,602

Isuzu Motors, Ltd. (Japan)	5,000	25,686

Kia Motors Corp. (South Korea)	329	21,578

Lear Corp.	593	23,025

Localiza Rent a Car SA (Brazil)	718	12,663

Scania AB Class B (Sweden)	769	13,204

Suzuki Motor Corp. (Japan)	1,000	18,354

Volkswagen AG (Preference) (Germany)	120	21,147

		273,066
Banking (6.2%)

Agricultural Bank of China, Ltd. (China)	27,000	9,992

Australia & New Zealand Banking Group, Ltd. (Australia)	1,456	37,460

Banco Latinoamericano de Exportaciones SA Class E (Panama)	307	6,465

Banco Santander Central Hispano SA (Spain)(NON)	1,982	14,067

Bank Mandiri (Persero) Tbk PT (Indonesia)	21,000	17,213

Bank of America Corp.	1,432	11,442

Bank of the Ozarks, Inc.	115	3,692

Barclays PLC (United Kingdom)	8,972	26,134

BNP Paribas SA (France)	572	24,735

BofI Holding, Inc.(NON)	127	2,991

Cardinal Financial Corp.	288	3,730

China Construction Bank Corp. (China)	29,000	19,126

CIMB Group Holdings Berhad (Malaysia)	4,900	12,198

Citigroup, Inc.	787	23,382

Citizens & Northern Corp.	182	3,487

Citizens Republic Bancorp, Inc.(NON)	169	3,459

City National Corp.	150	7,703

Commonwealth Bank of Australia (Australia)	666	37,776

DBS Group Holdings, Ltd. (Singapore)	1,000	11,608

East West Bancorp, Inc.	238	5,222

Financial Institutions, Inc.	184	3,220

First Community Bancshares Inc.	188	2,794

FirstRand, Ltd. (South Africa)	2,614	8,536

Flushing Financial Corp.	314	4,785

Hachijuni Bank, Ltd. (The) (Japan)	3,000	16,536

Hanmi Financial Corp.(NON)	387	4,834

Heartland Financial USA, Inc.	125	3,274

Home Bancshares, Inc.	90	2,836

HSBC Holdings, PLC (United Kingdom)	5,388	46,937

ICICI Bank, Ltd. (India)	533	8,656

Industrial and Commercial Bank of China, Ltd. (China)	40,000	21,733

Itau Unibanco Holding SA ADR (Preference) (Brazil)	553	8,743

JPMorgan Chase & Co.	5,697	211,587

Kasikornbank PCL NVDR (Thailand)	2,600	14,036

M&T Bank Corp.	532	46,231

MainSource Financial Group, Inc.	281	3,380

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	3,800	17,417

National Australia Bank, Ltd. (Australia)	598	15,627

Northern Trust Corp.	1,650	76,626

Peoples Bancorp, Inc.	180	3,978

PNC Financial Services Group, Inc.	1,210	75,214

Popular, Inc. (Puerto Rico)(NON)	153	2,424

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	19,500	14,249

Republic Bancorp, Inc. Class A	122	2,751

Resona Holdings, Inc. (Japan)	2,700	10,601

Royal Bank of Scotland Group PLC (United Kingdom)(NON)	1,063	3,814

Sberbank of Russia ADR (Russia)	1,922	22,000

Siam Commercial Bank PCL (Thailand)	2,000	9,574

Southside Bancshares, Inc.	152	3,330

Svenska Handelsbanken AB Class A (Sweden)	575	19,999

Swedbank AB Class A (Sweden)	1,153	20,176

Toronto-Dominion Bank (The) (Canada)	568	46,508

Turkiye Garanti Bankasi AS (Turkey)	2,626	11,257

Virginia Commerce Bancorp, Inc.(NON)	460	3,721

Walker & Dunlop, Inc.(NON)	151	1,996

Washington Banking Co.	227	3,094

Wells Fargo & Co.	6,906	235,011

Westpac Banking Corp. (Australia)	717	18,403

		1,307,770
Beverage (1.4%)

Anheuser-Busch InBev NV (Belgium)	224	18,839

Coca-Cola Co. (The)	1,922	71,883

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)	244	9,177

Diageo PLC (United Kingdom)	531	14,526

Dr. Pepper Snapple Group, Inc.	1,536	68,828

Heineken Holding NV (Netherlands)	373	17,231

Molson Coors Brewing Co. Class B	1,115	49,662

PepsiCo, Inc.	477	34,549

SABMiller PLC (United Kingdom)	279	12,293

		296,988
Biotechnology (1.1%)

Affymax, Inc.(NON)	227	4,016

Amgen, Inc.	438	36,757

Celgene Corp.(NON)	467	33,643

Cubist Pharmaceuticals, Inc.(NON)	138	6,376

Gilead Sciences, Inc.(NON)	1,631	94,092

Medicines Co. (The)(NON)	357	9,171

PDL BioPharma, Inc.	730	5,373

RTI Biologics, Inc.(NON)	707	2,701

Spectrum Pharmaceuticals, Inc.(NON)	630	7,535

United Therapeutics Corp.(NON)	677	36,639

		236,303
Broadcasting (0.6%)

Belo Corp. Class A	1,378	10,059

CBS Corp. Class B	2,796	101,607

Grupo Televisa, S.A.B ADR (Mexico)	541	12,432

Sinclair Broadcast Group, Inc. Class A	706	8,161

		132,259
Cable television (1.5%)

Comcast Corp. Class A	7,735	259,355

HSN, Inc.	151	6,800

IAC/InterActiveCorp.	823	42,664

Kabel Deutschland Holding AG (Germany)(NON)	243	16,071

		324,890
Capital goods (—%)

Great Lakes Dredge & Dock Corp.	1,232	9,006

		9,006
Chemicals (3.6%)

Agrium, Inc. (Canada)	32	3,148

Albemarle Corp.	516	28,241

American Vanguard Corp.	89	2,618

Arkema (France)	22	1,872

BASF SE (Germany)	452	35,079

Cambrex Corp.(NON)	455	5,542

CF Industries Holdings, Inc.	336	69,555

China BlueChemical, Ltd. (China)	10,000	5,781

Cytec Industries, Inc.	317	21,705

Georgia Gulf Corp.	89	3,528

Honam Petrochemical Corp. (South Korea)	26	5,402

Incitec Pivot, Ltd. (Australia)	537	1,622

Innophos Holdings, Inc.	145	6,857

Innospec, Inc.(NON)	168	5,285

Intrepid Potash, Inc.(NON)	46	1,032

K&S AG (Germany)	104	5,077

Koninklijke DSM NV (Netherlands)	347	16,238

Kraton Performance Polymers, Inc.(NON)	79	1,695

Kronos Worldwide, Inc.	246	4,175

Landec Corp.(NON)	277	2,715

LG Chemical, Ltd. (South Korea)	31	8,278

Linde AG (Germany)	124	19,533

LSB Industries, Inc.(NON)	451	17,003

LyondellBasell Industries NV Class A (Netherlands)	1,495	73,016

Minerals Technologies, Inc.	28	1,899

Monsanto Co.	2,125	185,109

Mosaic Co. (The)	34	1,969

Nitto Denko Corp. (Japan)	800	37,198

Nufarm, Ltd. (Australia)	268	1,628

OM Group, Inc.(NON)	132	2,434

PolyOne Corp.	452	7,133

Potash Corp. of Saskatchewan, Inc. (Canada)	95	3,902

PPG Industries, Inc.	744	81,855

Showa Denko KK (Japan)	7,000	11,881

Sociedad Quimica y Minera de Chile SA ADR (Chile)	55	3,390

Syngenta AG (Switzerland)	66	22,228

Tronox, Ltd. Class A	122	3,146

Valspar Corp.	562	29,977

W.R. Grace & Co.(NON)	127	7,336

Westlake Chemical Corp.	165	11,349

Yara International ASA (Norway)	51	2,495

		759,926
Coal (0.1%)

Peabody Energy Corp.	1,214	26,259

		26,259
Commercial and consumer services (1.4%)

Alliance Data Systems Corp.(NON)	388	53,408

Alliance Global Group, Inc. (Philippines)	44,800	12,575

Bunzl PLC (United Kingdom)	985	17,552

Compass Group PLC (United Kingdom)	1,066	12,006

Corporate Executive Board Co. (The)	50	2,328

Daum Communications Corp. (South Korea)	80	8,008

Deluxe Corp.	240	6,809

Dun & Bradstreet Corp. (The)	349	28,252

Expedia, Inc.	608	31,227

Global Cash Access Holdings, Inc.(NON)	402	3,083

HMS Holdings Corp.(NON)	107	3,687

Randstad Holding NV (Netherlands)	125	4,059

RPX Corp.(NON)	163	1,914

Standard Parking Corp.(NON)	290	6,696

Swire Pacific, Ltd. Class A (Hong Kong)	2,000	23,688

TNS, Inc.(NON)	501	7,320

Tongaat Hulett, Ltd. (South Africa)	475	8,025

Towers Watson & Co. Class A	406	22,054

URS Corp.	562	20,462

VistaPrint NV(NON)	745	26,872

		300,025
Communications equipment (0.8%)

Cisco Systems, Inc.	8,485	161,894

Coinstar, Inc.(NON)	39	1,994

Plantronics, Inc.	83	2,960

RF Micro Devices, Inc.(NON)	470	1,763

Wistron NeWeb Corp. (Taiwan)	4,356	7,821

		176,432
Components (—%)

Coherent, Inc.(NON)	48	2,260

		2,260
Computers (4.9%)

3D Systems Corp.(NON)	56	2,448

Actuate Corp.(NON)	1,560	10,904

Anixter International, Inc.	55	3,307

Apple, Inc.	1,232	819,576

Aspen Technology, Inc.(NON)	134	3,267

Bottomline Technologies, Inc.(NON)	168	3,770

Brocade Communications Systems, Inc.(NON)	4,255	24,679

Commvault Systems, Inc.(NON)	40	2,017

Dell, Inc.(NON)	4,516	47,824

Fujitsu, Ltd. (Japan)	7,000	28,724

InnerWorkings, Inc.(NON)	250	3,013

Ixia(NON)	129	1,914

MTS Systems Corp.	89	4,522

Netscout Systems, Inc.(NON)	166	3,943

Polycom, Inc.(NON)	1,345	14,015

Procera Networks, Inc.(NON)	178	3,772

RealPage, Inc.(NON)	141	3,597

Silicon Graphics International Corp.(NON)	365	3,117

Synaptics, Inc.(NON)	104	3,164

Synchronoss Technologies, Inc.(NON)	72	1,657

Tangoe, Inc.(NON)	93	1,507

Western Digital Corp.(NON)	965	40,356

		1,031,093
Conglomerates (2.3%)

AMETEK, Inc.	1,493	51,225

Danaher Corp.	2,596	139,068

General Electric Co.	7,014	145,260

Marubeni Corp. (Japan)	1,000	6,457

Siemens AG (Germany)	178	16,877

Tyco International, Ltd.	2,292	129,223

		488,110
Construction (0.6%)

Chicago Bridge & Iron Co., NV (Netherlands)	697	25,664

China National Materials Co., Ltd. (China)	25,000	6,062

China Shanshui Cement Group, Ltd. (China)	12,000	6,275

China State Construction International Holdings, Ltd. (China)	8,000	8,547

Eagle Materials, Inc.	93	3,966

Fortune Brands Home & Security, Inc.(NON)	1,183	30,167

Holcim, Ltd. (Switzerland)	369	22,624

Indocement Tunggal Prakarsa (Indonesia)	5,500	11,725

Multiplan Empreendimentos Imobilliarios SA (Brazil)	339	8,667

Sino Thai Engineering & Construction PCL (Thailand)	16,000	8,680

		132,377
Consumer (0.1%)

Christian Dior SA (France)	130	18,451

Helen of Troy, Ltd. (Bermuda)(NON)	87	2,735

		21,186
Consumer finance (0.3%)

Cardtronics, Inc.(NON)	180	5,085

DFC Global Corp.(NON)	240	4,469

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)	1,174	15,532

LIC Housing Finance, Ltd. (India)(NON)	2,255	9,732

Nationstar Mortgage Holdings, Inc.(NON)	161	4,366

Nelnet, Inc. Class A	175	4,191

Ocwen Financial Corp.(NON)	405	10,421

Portfolio Recovery Associates, Inc.(NON)	36	3,613

Walter Investment Management Corp.	125	3,499

World Acceptance Corp.(NON)	43	3,139

		64,047
Consumer goods (0.8%)

Church & Dwight Co., Inc.	306	16,750

Kao Corp. (Japan)	700	21,174

Prestige Brands Holdings, Inc.(NON)	215	3,453

Procter & Gamble Co. (The)	1,748	117,448

		158,825
Consumer services (0.3%)

Avis Budget Group, Inc.(NON)	648	10,640

Corrections Corporation of America	812	27,048

Geo Group, Inc. (The)(NON)	319	8,393

Itron, Inc.(NON)	171	7,415

OpenTable, Inc.(NON)	37	1,571

		55,067
Distribution (0.2%)

Beacon Roofing Supply, Inc.(NON)	185	5,206

Core-Mark Holding Co., Inc.	87	3,962

Spartan Stores, Inc.	148	2,266

Toyota Tsusho Corp. (Japan)	1,100	22,592

		34,026
Electric utilities (2.6%)

Aboitiz Power Corp. (Philippines)	12,300	9,956

AES Corp. (The)(NON)	4,095	46,642

Ameren Corp.	1,574	51,501

CenterPoint Energy, Inc.	2,703	55,114

Chubu Electric Power, Inc. (Japan)	300	3,574

CMS Energy Corp.	1,729	39,888

DTE Energy Co.	1,058	61,787

Enel SpA (Italy)	4,416	14,523

Entergy Corp.	1,051	71,552

GDF Suez (France)	795	19,533

PG&E Corp.	2,213	96,066

Power Grid Corp. of India, Ltd. (India)	3,550	7,631

Red Electrica Corporacion SA (Spain)	429	18,547

TECO Energy, Inc.	1,591	27,620

Westar Energy, Inc.	873	25,422

		549,356
Electrical equipment (1.1%)

ABB, Ltd. (Switzerland)	1,035	17,964

Dongfang Electric Corp., Ltd. (China)	4,000	5,484

Emerson Electric Co.	3,352	170,013

Harbin Electric Co., Ltd. (China)	8,000	6,470

Hitachi, Ltd. (Japan)	7,000	40,432

Universal Display Corp.(NON)	56	2,261

		242,624
Electronics (2.6%)

Acacia Research Corp.(NON)	58	1,528

Agilent Technologies, Inc.	1,725	64,101

Asustek Computer, Inc. (Taiwan)	1,000	10,047

Broadcom Corp. Class A(NON)	1,656	58,838

China Automation Group, Ltd. (China)	23,000	3,953

Cirrus Logic, Inc.(NON)	90	3,750

EnerSys(NON)	203	7,562

FEI Co.	166	8,916

First Solar, Inc.(NON)	170	3,398

GSI Group, Inc.(NON)	358	3,222

Hollysys Automation Technologies, Ltd. (China)(NON)	957	8,996

Hon Hai Precision Industry Co., Ltd. (Taiwan)	6,820	19,428

Infineon Technologies AG (Germany)	2,870	19,796

Integrated Silicon Solutions, Inc.(NON)	605	5,996

Intel Corp.	2,727	67,711

L-3 Communications Holdings, Inc.	635	44,602

LITE-ON IT Corp. (Taiwan)	39	34

MediaTek, Inc. (Taiwan)	1,000	10,737

Mentor Graphics Corp.(NON)	468	7,736

Microsemi Corp.(NON)	170	3,385

NVIDIA Corp.(NON)	2,417	33,911

Omnivision Technologies, Inc.(NON)	144	2,340

Pegatron Corp. (Taiwan)	5,000	6,309

Pericom Semiconductor Corp.(NON)	378	3,035

QLogic Corp.(NON)	3,299	40,149

Samsung Electronics Co., Ltd. (South Korea)	60	65,537

Semtech Corp.(NON)	176	4,316

Silicon Image, Inc.(NON)	471	2,228

SK Hynix, Inc. (South Korea)(NON)	740	13,913

Skyworks Solutions, Inc.(NON)	72	2,193

Spreadtrum Communications, Inc. ADR (China)	432	8,536

Tripod Technology Corp. (Taiwan)	2,440	5,403

Vishay Intertechnology, Inc.(NON)	1,501	14,350

		555,956
Energy (oil field) (1.4%)

Basic Energy Services, Inc.(NON)	370	4,107

Eurasia Drilling Co., Ltd. GDR (Russia)	286	8,589

Helix Energy Solutions Group, Inc.(NON)	500	8,810

Key Energy Services, Inc.(NON)	514	4,066

Mitcham Industries, Inc.(NON)	218	3,335

National Oilwell Varco, Inc.	1,333	105,040

Oceaneering International, Inc.	1,094	58,573

Petrofac, Ltd. (United Kingdom)	1,241	29,520

Sapurakencana Petroleum Bhd (Malaysia)(NON)	14,900	11,309

Schlumberger, Ltd.	472	34,163

Superior Energy Services(NON)	918	19,067

		286,579
Engineering and construction (0.7%)

China Railway Group, Ltd. Class H (China)	22,000	8,306

Daelim Industrial Co., Ltd. (South Korea)	81	6,378

Fluor Corp.	1,012	52,118

KEPCO Engineering & Construction Co., Inc. (South Korea)	134	9,335

McDermott International, Inc.(NON)	2,427	27,037

Samsung Engineering Co., Ltd. (South Korea)	66	11,261

Singapore Technologies Engineering, Ltd. (Singapore)	2,000	5,477

Vinci SA (France)	454	19,695

		139,607
Entertainment (0.2%)

Bluegreen Corp.(NON)	385	2,198

Dolby Laboratories, Inc. Class A(NON)	477	15,827

Major Cineplex Group PCL (Thailand)	13,400	7,355

Town Sports International Holdings, Inc.(NON)	341	4,440

VOXX International Corp.(NON)	544	4,080

		33,900
Environmental (—%)

Tetra Tech, Inc.(NON)	71	1,842

Woongjin Coway Company, Ltd. (South Korea)	240	8,333

		10,175
Financial (0.8%)

3i Group PLC (United Kingdom)	2,580	8,406

Assurant, Inc.	773	27,248

BM&F Bovespa SA (Brazil)	1,500	7,944

CBOE Holdings, Inc.	1,241	35,294

CIT Group, Inc.(NON)	570	21,523

Nasdaq OMX Group, Inc. (The)	1,664	38,056

ORIX Corp. (Japan)	170	15,788

Sovran Self Storage, Inc.(R)	131	7,447

Yuanta Financial Holding Co., Ltd. (Taiwan)	11,467	5,358

		167,064
Food (1.4%)

Associated British Foods PLC (United Kingdom)	711	14,931

BRF - Brasil Foods SA ADR (Brazil)	89	1,434

Bunge, Ltd.	36	2,291

Campbell Soup Co.	1,368	48,072

Casino Guichard-Perrachon SA (France)	225	19,962

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)	2,000	129

Chiquita Brands International, Inc.(NON)	31	186

ConAgra Foods, Inc.	2,594	65,135

Distribuidora Internacional de Alimentacion SA (Spain)	2,037	10,809

Glanbia PLC (Ireland)	112	890

Ingredion, Inc.	37	1,992

IOI Corp. Bhd (Malaysia)	1,000	1,642

Kerry Group PLC Class A (Ireland)	373	17,890

Kuala Lumpur Kepong Bhd (Malaysia)	200	1,486

M Dias Branco SA (Brazil)	270	8,380

Maple Leaf Foods, Inc. (Canada)	72	807

Nestle SA (Switzerland)	893	55,488

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	3,500	882

Smithfield Foods, Inc.(NON)	40	773

Tate & Lyle PLC (United Kingdom)	127	1,321

Tesco PLC (United Kingdom)	1,130	6,041

Tyson Foods, Inc. Class A	71	1,112

Unilever PLC (United Kingdom)	381	13,701

Universal Robina Crop. (Philippines)	6,650	9,624

Yamazaki Baking Co., Inc. (Japan)	1,000	13,164

		298,142
Forest products and packaging (0.3%)

Bemis Co., Inc.	685	20,728

Buckeye Technologies, Inc.	152	4,609

Domtar Corp. (Canada)	228	16,516

KapStone Paper and Packaging Corp.(NON)	234	4,687

Sealed Air Corp.	1,226	17,495

		64,035
Gaming and lottery (0.1%)

Ameristar Casinos, Inc.	342	5,763

OPAP SA (Greece)	1,109	7,670

		13,433
Health-care services (2.8%)

Aetna, Inc.	1,599	61,418

Alfresa Holdings Corp. (Japan)	200	9,892

Amedisys, Inc.(NON)	45	634

AmerisourceBergen Corp.	1,221	47,033

AmSurg Corp.(NON)	128	3,764

athenahealth, Inc.(NON)	25	2,209

Centene Corp.(NON)	75	3,046

Computer Programs & Systems, Inc.	35	1,769

HCA Holdings, Inc.	693	19,785

Health Management Associates, Inc. Class A(NON)	1,773	13,581

Health Net, Inc.(NON)	122	2,837

HealthSouth Corp.(NON)	386	8,839

Humana, Inc.	730	51,158

Kindred Healthcare, Inc.(NON)	382	4,263

McKesson Corp.	1,033	89,985

MedAssets, Inc.(NON)	618	10,549

Metropolitan Health Networks, Inc.(NON)	716	5,757

Molina Healthcare, Inc.(NON)	179	4,339

Omega Healthcare Investors, Inc.(R)	321	7,710

Omnicare, Inc.	888	28,753

Pharmacyclics, Inc.(NON)	23	1,539

Quality Systems, Inc.	50	884

Sinopharm Group Co. (China)	2,000	6,375

Suzuken Co., Ltd. (Japan)	200	6,785

Triple-S Management Corp. Class B (Puerto Rico)(NON)	99	2,024

UnitedHealth Group, Inc.	3,638	197,543

WellCare Health Plans, Inc.(NON)	121	6,859

		599,330
Homebuilding (—%)

M.D.C. Holdings, Inc.	86	2,982

Ryland Group, Inc. (The)	121	3,244

		6,226
Household furniture and appliances (0.1%)

Conn's, Inc.(NON)	261	6,045

Haier Electronics Group Co., Ltd. (China)(NON)	6,000	7,087

La-Z-Boy, Inc.(NON)	517	7,135

Select Comfort Corp.(NON)	86	2,457

Tempur-Pedic International, Inc.(NON)	125	3,905

		26,629
Insurance (3.5%)

AIA Group, Ltd. (Hong Kong)	4,800	16,541

Allianz SE (Germany)	137	15,038

Allied World Assurance Co. Holdings AG	431	33,846

American Equity Investment Life Holding Co.	475	5,491

American Financial Group, Inc.	684	25,691

Amtrust Financial Services, Inc.	94	2,438

Aon PLC	1,963	101,997

Arch Capital Group, Ltd.(NON)	1,017	40,588

Assured Guaranty, Ltd. (Bermuda)	302	3,986

AXA SA (France)	1,397	20,141

Berkshire Hathaway, Inc. Class B(NON)	878	74,051

CNO Financial Group, Inc.	648	5,767

Discovery Holdings, Ltd. (South Africa)	1,334	9,146

Everest Re Group, Ltd.	358	37,110

Fidelity National Financial, Inc. Class A	1,794	33,799

Genworth Financial, Inc. Class A(NON)	1,414	7,480

Hartford Financial Services Group, Inc. (The)	2,948	52,858

Insurance Australia Group, Ltd. (Australia)	5,418	23,299

Maiden Holdings, Ltd. (Bermuda)	308	2,827

PartnerRe, Ltd.	255	18,717

ProAssurance Corp.	192	17,132

Protective Life Corp.	143	4,040

Prudential Financial, Inc.	407	22,186

Prudential PLC (United Kingdom)	1,416	17,710

Reinsurance Group of America, Inc. Class A	270	15,860

RenaissanceRe Holdings, Ltd.	412	31,827

Suncorp Group, Ltd. (Australia)	1,915	18,240

Swiss Life Holding AG (Switzerland)	191	21,631

Symetra Financial Corp.	317	3,874

Validus Holdings, Ltd.	677	22,686

W.R. Berkley Corp.	919	34,352

		740,349
Investment banking/Brokerage (1.5%)

Deutsche Bank AG (Germany)	485	17,191

Eaton Vance Corp.	1,599	43,317

Goldman Sachs Group, Inc. (The)	575	60,789

Investment AB Kinnevik Class B (Sweden)	947	19,116

Jefferies Group, Inc.	2,453	36,035

Morgan Stanley	5,406	81,090

National Financial Partners Corp.(NON)	152	2,240

SWS Group, Inc.(NON)	511	3,051

TD Ameritrade Holding Corp.	2,646	45,273

		308,102
Leisure (—%)

Brunswick Corp.	109	2,582

		2,582
Lodging/Tourism (0.8%)

Home Inns & Hotels Management, Inc. ADR (China)(NON)	267	6,157

Marriott International, Inc. Class A	1,277	48,117

MGM China Holdings, Ltd. (Hong Kong)	8,400	13,888

Sands China, Ltd. (Hong Kong)	2,000	7,073

SJM Holdings, Ltd. (Hong Kong)	7,000	14,799

Wyndham Worldwide Corp.	823	42,911

Wynn Resorts, Ltd.	394	40,649

		173,594
Machinery (0.9%)

AGCO Corp.(NON)	78	3,283

Applied Industrial Technologies, Inc.	163	6,631

Cascade Corp.	117	5,741

Chart Industries, Inc.(NON)	131	9,144

CNH Global NV (Netherlands)(NON)	59	2,335

Cummins, Inc.	959	93,128

Deere & Co.	46	3,455

DXP Enterprises, Inc.(NON)	112	5,164

Franklin Electric Co., Inc.	104	5,640

Fuji Electric Co., Ltd. (Japan)	7,000	13,959

Gardner Denver, Inc.	73	4,400

Global Power Equipment Group, Inc.	172	3,354

IHI Corp. (Japan)	4,000	8,647

Lindsay Corp.	29	1,895

NACCO Industries, Inc. Class A	28	2,979

Schindler Holding AG (Switzerland)	129	15,179

		184,934
Manufacturing (0.7%)

AZZ, Inc.	100	3,176

Chase Corp.	151	2,457

Dover Corp.	1,040	60,122

Generac Holdings, Inc.	134	2,888

Greenbrier Companies, Inc.(NON)	177	2,558

ITT Corp.	745	14,826

Standex International Corp.	81	3,616

Textron, Inc.	1,724	46,065

TriMas Corp.(NON)	458	9,847

Valmont Industries, Inc.	59	7,478

		153,033
Media (1.1%)

Demand Media, Inc.(NON)	150	1,523

News Corp. Class A	5,091	119,078

Viacom, Inc. Class B	2,177	108,872

		229,473
Medical technology (0.7%)

ABIOMED, Inc.(NON)	154	3,439

C.R. Bard, Inc.	412	40,421

Coloplast A/S Class B (Denmark)	89	17,755

Conmed Corp.	265	7,160

Cyberonics, Inc.(NON)	53	2,646

Fresenius SE & Co. KGgA (Germany)	172	18,332

Greatbatch, Inc.(NON)	333	7,709

Haemonetics Corp.(NON)	54	3,978

OraSure Technologies, Inc.(NON)	571	5,544

PSS World Medical, Inc.(NON)	73	1,576

ResMed, Inc.(NON)	830	31,183

STAAR Surgical Co.(NON)	669	4,382

		144,125
Metals (1.0%)

Assa Abloy AB Class B (Sweden)	911	27,804

BHP Billiton PLC (United Kingdom)	626	18,202

BHP Billiton, Ltd. (Australia)	1,063	34,945

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	201	7,258

Gold Fields, Ltd. (South Africa)	1,392	17,023

L.B. Foster Co. Class A	57	1,833

NN, Inc.(NON)	383	3,229

Rio Tinto PLC (United Kingdom)	603	26,377

Rio Tinto, Ltd. (Australia)	321	16,451

Steel Dynamics, Inc.	1,355	16,558

Stillwater Mining Co.(NON)	271	2,854

Vale SA ADR (Preference) (Brazil)	713	11,494

Vale SA ADR (Brazil)	360	5,893

voestalpine AG (Austria)	555	15,846

		205,767
Natural gas utilities (0.2%)

China Resources Gas Group, Ltd. (China)	4,000	7,881

National Grid PLC (United Kingdom)	2,679	29,052

Toho Gas Co., Ltd. (Japan)	2,000	13,074

		50,007
Office equipment and supplies (0.2%)

Staples, Inc.	3,398	37,106

		37,106
Oil and gas (7.6%)

BP PLC (United Kingdom)	2,831	19,799

Cairn India, Ltd. (India)(NON)	1,330	8,139

Chevron Corp.	2,474	277,484

Clayton Williams Energy, Inc.(NON)	56	2,691

CNOOC, Ltd. (China)	6,000	11,368

ConocoPhillips	753	42,763

CVR Energy, Inc. (Escrow)	236	—

Delek US Holdings, Inc.	385	10,110

Diamond Offshore Drilling, Inc.	405	27,143

Energy Partners, Ltd.(NON)	254	4,374

ENI SpA (Italy)	1,321	29,207

Exxon Mobil Corp.	4,171	364,128

Ezion Holdings, Ltd. (Singapore)	7,000	5,941

Gazprom OAO ADR (Russia)	1,150	11,087

Helmerich & Payne, Inc.	509	23,231

HollyFrontier Corp.	999	40,250

Kodiak Oil & Gas Corp.(NON)	456	4,077

Lukoil OAO ADR (Russia)	443	25,124

Marathon Oil Corp.	2,421	67,352

Marathon Petroleum Corp.	1,383	71,570

Murphy Oil Corp.	805	41,321

Occidental Petroleum Corp.	1,362	115,784

Pacific Rubiales Energy Corp. (Colombia)	598	14,620

Petroleo Brasileiro SA ADR (Preference) (Brazil)	629	12,945

Phillips 66(NON)	376	15,792

Repsol YPF SA (Spain)	580	10,644

Rosetta Resources, Inc.(NON)	62	2,662

Royal Dutch Shell PLC Class A (United Kingdom)	1,016	35,573

Royal Dutch Shell PLC Class B (United Kingdom)	934	33,703

Statoil ASA (Norway)	1,171	30,061

Stone Energy Corp.(NON)	170	4,000

Swift Energy Co.(NON)	213	4,151

Tesoro Corp.(NON)	1,138	45,224

Total SA (France)	550	27,407

Unit Corp.(NON)	82	3,262

Vaalco Energy, Inc.(NON)	898	6,654

Valero Energy Corp.	3,401	106,315

W&T Offshore, Inc.	175	3,021

Western Refining, Inc.	270	7,552

Williams Cos., Inc. (The)	1,432	46,211

		1,612,740
Pharmaceuticals (5.5%)

Abbott Laboratories	306	20,055

AstraZeneca PLC (United Kingdom)	458	21,331

Bayer AG (Germany)	86	6,670

Eli Lilly & Co.	3,781	169,805

Endo Health Solutions, Inc.(NON)	1,224	38,948

Forest Laboratories, Inc.(NON)	3,113	107,990

GlaxoSmithKline PLC (United Kingdom)	1,974	44,635

Glenmark Pharmaceuticals, Ltd. (India)(NON)	1,954	15,509

Hi-Tech Pharmacal Co., Inc.(NON)	90	3,212

Impax Laboratories, Inc.(NON)	278	6,580

Jazz Pharmaceuticals PLC (Ireland)(NON)	331	15,064

Johnson & Johnson	1,674	112,878

Medicis Pharmaceutical Corp. Class A	279	8,805

Merck & Co., Inc.	1,245	53,597

Novartis AG (Switzerland)	433	25,501

Novo Nordisk A/S Class B (Denmark)	163	25,648

Obagi Medical Products, Inc.(NON)	712	9,512

Orion OYJ Class B (Finland)	526	10,785

Otsuka Holdings Company, Ltd. (Japan)	900	27,489

Pfizer, Inc.	13,191	314,737

PharMerica Corp.(NON)	246	3,100

Questcor Pharmaceuticals, Inc.(NON)	69	2,997

Roche Holding AG-Genusschein (Switzerland)	260	47,303

Salix Pharmaceuticals, Ltd.(NON)	42	1,846

Sanofi (France)	312	25,483

ViroPharma, Inc.(NON)	227	6,038

Warner Chilcott PLC Class A(NON)	2,169	29,542

		1,155,060
Power producers (—%)

China WindPower Group, Ltd. (China)	120,000	2,948

		2,948
Publishing (0.5%)

Gannett Co., Inc.	1,512	23,073

McGraw-Hill Cos., Inc. (The)	1,355	69,376

Scholastic Corp.	115	3,513

		95,962
Railroads (0.2%)

Central Japan Railway Co. (Japan)	5	43,604

Globaltrans Investment PLC 144A GDR (Russia)	388	7,294

		50,898
Real estate (3.2%)

AG Mortgage Investment Trust, Inc.(R)	93	2,195

Agree Realty Corp.(R)	140	3,475

Apollo Commercial Real Estate Finance, Inc.(R)	288	5,046

Apollo Residential Mortgage, Inc.	293	5,989

Arlington Asset Investment Corp. Class A	97	2,221

ARMOUR Residential REIT, Inc.(R)	474	3,536

Ashford Hospitality Trust, Inc.(R)	561	4,645

AvalonBay Communities, Inc.(R)	423	59,863

BR Properties SA (Brazil)	700	8,518

C C Land Holdings, Ltd. (China)	22,702	4,758

CBL & Associates Properties, Inc.(R)	572	12,224

Chimera Investment Corp.(R)	7,353	18,677

China Overseas Land & Investment, Ltd. (China)	4,000	9,059

Dexus Property Group (Australia)	16,725	16,551

Dynex Capital, Inc.(R)	437	4,567

Education Realty Trust, Inc.(R)	515	5,953

Entertainment Properties Trust(R)	62	2,827

Equity Residential Trust(R)	1,246	75,258

First Industrial Realty Trust(NON)(R)	253	3,264

Glimcher Realty Trust(R)	355	3,720

Hang Lung Group, Ltd. (Hong Kong)	3,000	18,765

HFF, Inc. Class A(NON)	641	8,525

Invesco Mortgage Capital, Inc.(R)	140	2,869

Investors Real Estate Trust(R)	423	3,532

Jones Lang LaSalle, Inc.	85	6,131

Lexington Realty Trust(R)	1,170	10,975

LTC Properties, Inc.(R)	202	6,815

MFA Financial, Inc.(R)	479	3,923

Mission West Properties(R)	269	2,426

National Health Investors, Inc.(R)	189	9,873

One Liberty Properties, Inc.(R)	194	3,707

PS Business Parks, Inc.(R)	132	8,998

Public Storage(R)	572	83,260

Rayonier, Inc.(R)	648	31,746

Sekisui Chemical Co., Ltd. (Japan)	2,000	16,416

Simon Property Group, Inc.(R)	1,051	166,794

St. Joe Co. (The)(NON)	707	13,553

Starwood Property Trust, Inc.(R)	109	2,567

Stockland (Units) (Australia)(R)	4,779	15,739

Universal Health Realty Income Trust(R)	48	2,072

Urstadt Biddle Properties, Inc. Class A(R)	151	2,945

Wheelock and Co., Ltd. (Hong Kong)	3,000	11,466

		685,443
Regional Bells (0.7%)

AT&T, Inc.	3,648	133,663

Cincinnati Bell, Inc.(NON)	984	4,615

		138,278
Restaurants (0.4%)

AFC Enterprises(NON)	675	16,214

Brinker International, Inc.	695	23,950

Buffalo Wild Wings, Inc.(NON)	52	3,993

Cheesecake Factory, Inc. (The)	123	4,085

Domino's Pizza, Inc.	67	2,374

McDonald's Corp.	345	30,874

		81,490
Retail (6.9%)

Advance Auto Parts, Inc.	393	27,950

Aeon Co., Ltd. (Japan)	1,100	12,667

ANN, Inc.(NON)	212	7,543

Bed Bath & Beyond, Inc.(NON)	1,101	73,954

Big Lots, Inc.(NON)	197	5,997

BR Malls Participacoes SA (Brazil)	1,055	13,149

Buckle, Inc. (The)	118	5,374

Cabela's, Inc.(NON)	130	6,241

Cash America International, Inc.	59	2,290

Coach, Inc.	1,192	69,291

Costco Wholesale Corp.	1,858	181,842

Crocs, Inc.(NON)	197	3,446

CVS Caremark Corp.	4,942	225,108

Deckers Outdoor Corp.(NON)	93	4,605

Destination Maternity Corp.	320	5,872

Dillards, Inc. Class A	485	36,414

Elders, Ltd. (Australia)(NON)	1,605	435

Express, Inc.(NON)	255	3,981

Finish Line, Inc. (The) Class A	306	7,026

Foot Locker, Inc.	1,942	67,134

Foschini Group, Ltd. (The) (South Africa)	927	14,858

Genesco, Inc.(NON)	35	2,473

GNC Holdings, Inc. Class A	88	3,419

Home Depot, Inc. (The)	3,296	187,047

Industria de Diseno Textil (Inditex) SA (Spain)	228	25,291

KAR Auction Services, Inc.(NON)	238	4,165

Koninklijke Ahold NV (Netherlands)	1,188	14,685

Kroger Co. (The)	3,313	73,814

Lowe's Cos., Inc.	2,395	68,210

Lumber Liquidators Holdings, Inc.(NON)	52	2,426

Macy's, Inc.	1,848	74,493

Men's Wearhouse, Inc. (The)	160	5,056

Mitra Adiperkasa Tbk PT (Indonesia)	7,500	5,193

Next PLC (United Kingdom)	522	29,639

O'Reilly Automotive, Inc.(NON)	604	51,310

PetSmart, Inc.	626	44,396

Pier 1 Imports, Inc.	95	1,756

Rent-A-Center, Inc.	98	3,457

Sonic Automotive, Inc. Class A	799	14,278

USANA Health Sciences, Inc.(NON)	39	1,769

Wal-Mart Stores, Inc.	567	41,164

Walmart De Mexico SAB de CV Ser. V (Mexico)	2,428	6,491

Williams-Sonoma, Inc.	168	6,891

Woolworths, Ltd. (Australia)	749	22,954

		1,465,554
Semiconductor (1.0%)

Applied Materials, Inc.	4,248	49,659

ASML Holding NV (Netherlands)	313	17,689

Cypress Semiconductor Corp.(NON)	265	3,077

Entegris, Inc.(NON)	898	7,893

KLA-Tencor Corp.	715	36,686

Lam Research Corp.(NON)	671	22,901

Photronics, Inc.(NON)	495	2,906

Qualcomm, Inc.	568	34,909

Rudolph Technologies, Inc.(NON)	402	3,755

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,000	11,146

Teradyne, Inc.(NON)	1,613	25,195

Ultra Clean Holdings, Inc.(NON)	429	2,523

		218,339
Shipping (0.4%)

Neptune Orient Lines, Ltd. (Singapore)(NON)	14,000	12,267

Swift Transportation Co.(NON)	701	5,713

United Parcel Service, Inc. Class B	554	40,891

Wabtec Corp.	342	26,724

		85,595
Software (3.4%)

BMC Software, Inc.(NON)	1,261	52,205

CA, Inc.	2,234	58,151

Cadence Design Systems, Inc.(NON)	3,041	40,141

JDA Software Group, Inc.(NON)	147	4,528

Manhattan Associates, Inc.(NON)	79	3,996

Microsoft Corp.	12,753	393,047

NTT Data Corp. (Japan)	2	5,992

Oracle Corp.	1,475	46,684

Parametric Technology Corp.(NON)	156	3,315

QLIK Technologies, Inc.(NON)	60	1,269

Rovi Corp.(NON)	524	8,038

SAP AG (Germany)	120	7,908

Symantec Corp.(NON)	3,937	70,197

Tencent Holdings, Ltd. (China)	300	9,206

TIBCO Software, Inc.(NON)	244	7,300

Ultimate Software Group, Inc.(NON)	50	4,960

		716,937
Staffing (0.2%)

Barrett Business Services, Inc.	129	3,269

On Assignment, Inc.(NON)	198	3,269

Robert Half International, Inc.	1,042	27,405

		33,943
Technology (0.2%)

Softbank Corp. (Japan)	400	16,364

Tech Data Corp.(NON)	351	17,052

		33,416
Technology services (3.1%)

Acxiom Corp.(NON)	498	8,496

AOL, Inc.(NON)	1,660	55,892

Baidu, Inc. ADR (China)(NON)	63	7,021

Computershare, Ltd. (Australia)	669	5,824

CSG Systems International, Inc.(NON)	174	3,691

Fair Isaac Corp.	285	12,172

Google, Inc. Class A(NON)	524	358,986

IBM Corp.	867	168,934

LivePerson, Inc.(NON)	193	3,179

Mail.ru Group., Ltd. GDR (Russia)	247	8,074

Perficient, Inc.(NON)	248	2,656

Sourcefire, Inc.(NON)	62	3,217

Travelzoo, Inc.(NON)	140	3,158

Tyler Technologies, Inc.(NON)	69	2,778

Unisys Corp.(NON)	61	1,289

VASCO Data Security International, Inc.(NON)	753	7,093

Yandex NV Class A (Russia)(NON)	356	7,519

		659,979
Telecommunications (0.9%)

Allot Communications, Ltd. (Israel)(NON)	141	3,725

Aruba Networks, Inc.(NON)	109	2,142

BT Group PLC (United Kingdom)	12,160	42,031

CalAmp Corp.(NON)	297	2,257

Comtech Telecommunications Corp.	158	4,443

EchoStar Corp. Class A(NON)	699	18,880

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	554	10,670

Far EasTone Telecommunications Co., Ltd. (Taiwan)	3,000	7,400

France Telecom SA (France)	1,232	17,008

InterDigital, Inc.	38	1,283

Loral Space & Communications, Inc.	74	5,433

NeuStar, Inc. Class A(NON)	158	5,936

NTELOS Holdings Corp.	286	4,911

NTT DoCoMo, Inc. (Japan)	6	10,230

Premiere Global Services, Inc.(NON)	205	1,898

Tele2 AB Class B (Sweden)	757	13,296

Telefonica SA (Spain)	1,228	15,505

USA Mobility, Inc.	211	2,408

Vodafone Group PLC (United Kingdom)	6,056	17,459

		186,915
Telephone (1.5%)

Deutsche Telekom AG (Germany)	1,307	15,579

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	500	23,142

Verizon Communications, Inc.	6,525	280,183

		318,904
Textiles (—%)

True Religion Apparel, Inc.	140	3,247

Warnaco Group, Inc. (The)(NON)	64	3,291

		6,538
Tire and rubber (0.1%)

Cooper Tire & Rubber Co.	537	10,735

Goodyear Tire & Rubber Co. (The)(NON)	515	6,283

		17,018
Tobacco (2.2%)

British American Tobacco (BAT) PLC (United Kingdom)	369	19,318

Japan Tobacco, Inc. (Japan)	1,100	33,217

Lorillard, Inc.	716	89,865

Philip Morris International, Inc.	3,704	330,766

		473,166
Toys (—%)

LeapFrog Enterprises, Inc.(NON)	400	4,336

		4,336
Transportation (—%)

CCR SA (Brazil)	997	8,959

		8,959
Transportation services (0.1%)

ComfortDelgro Corp., Ltd. (Singapore)	8,000	10,759

		10,759
Trucks and parts (0.3%)

Aisin Seiki Co., Ltd. (Japan)	600	19,222

American Axle & Manufacturing Holdings, Inc.(NON)	190	2,122

Hyundai Mobis (South Korea)	77	20,951

Hyundai Wia Corp. (South Korea)	82	13,063

Iochpe-Maxion SA (Brazil)	537	7,616

Standard Motor Products, Inc.	286	5,045

		68,019

Total common stocks (cost $16,575,833)		$19,651,730

INVESTMENT COMPANIES (3.8%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	4,000	$4,718

iShares Russell 2000 Value Index Fund	191	13,735

SPDR S&P 500 ETF Trust	5,004	706,765

SPDR S&P Midcap 400 ETF Trust	306	54,263

Vanguard MSCI Emerging Markets ETF	730	29,310

Total investment Companies (cost $667,892)		$808,791

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)	638,752	$638,752

U.S. Treasury Bills with effective yields ranging from 0.165% to 0.171%, May 30, 2013(SEG)	$60,000	59,926

U.S. Treasury Bills with effective yields ranging from 0.139% to 0.139%, February 7, 2013(SEG)	129,000	128,921

Total short-term investments (cost $827,596)		$827,599

TOTAL INVESTMENTS

Total investments (cost $18,071,321)(b)		$21,288,120

FORWARD CURRENCY CONTRACTS at 8/31/12 (aggregate face value $12,011,264) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	9/20/12	$3,508	$3,522	$(14)
	Australian Dollar	Sell	9/20/12	3,508	3,565	57
	British Pound	Sell	9/20/12	338,034	331,687	(6,347)
	Canadian Dollar	Sell	9/20/12	320,564	315,186	(5,378)
	Euro	Buy	9/20/12	222,790	219,048	3,742
	Japanese Yen	Sell	9/20/12	2,299	1,877	(422)
	Swedish Krona	Buy	9/20/12	116,144	113,806	2,338
Barclays Bank PLC
	Australian Dollar	Buy	9/20/12	26,206	26,729	(523)
	Brazilian Real	Buy	9/20/12	8,010	7,826	184
	British Pound	Buy	9/20/12	126,385	124,329	2,056
	Canadian Dollar	Buy	9/20/12	21,195	21,137	58
	Canadian Dollar	Sell	9/20/12	21,195	21,132	(63)
	Chilean Peso	Buy	9/20/12	10,356	10,215	141
	Czech Koruna	Sell	9/20/12	21,247	20,117	(1,130)
	Euro	Buy	9/20/12	286,318	280,022	6,296
	Hungarian Forint	Sell	9/20/12	224	320	96
	Indian Rupee	Sell	9/20/12	3,484	3,435	(49)
	Japanese Yen	Sell	9/20/12	211,302	211,728	426
	Malaysian Ringgit	Sell	9/20/12	3,133	3,119	(14)
	Mexican Peso	Sell	9/20/12	10,791	10,667	(124)
	New Zealand Dollar	Sell	9/20/12	6,341	6,351	10
	Norwegian Krone	Sell	9/20/12	51,479	48,921	(2,558)
	Polish Zloty	Sell	9/20/12	5,933	5,649	(284)
	Singapore Dollar	Sell	9/20/12	13,799	13,744	(55)
	South African Rand	Buy	9/20/12	5,867	5,864	3
	South Korean Won	Buy	9/20/12	7,577	7,609	(32)
	Swedish Krona	Sell	9/20/12	87,380	85,707	(1,673)
	Taiwan Dollar	Sell	9/20/12	17,319	17,277	(42)
	Turkish Lira	Buy	9/20/12	20,347	20,560	(213)
Citibank, N.A.
	Australian Dollar	Sell	9/20/12	122,671	124,818	2,147
	Brazilian Real	Buy	9/20/12	9,287	9,296	(9)
	British Pound	Buy	9/20/12	127,021	124,722	2,299
	Canadian Dollar	Buy	9/20/12	20,992	20,805	187
	Canadian Dollar	Sell	9/20/12	20,992	20,930	(62)
	Czech Koruna	Sell	9/20/12	7,588	7,189	(399)
	Danish Krone	Sell	9/20/12	4,610	4,469	(141)
	Euro	Buy	9/20/12	55,729	54,361	1,368
	Japanese Yen	Sell	9/20/12	214,180	214,493	313
	Mexican Peso	Sell	9/20/12	5,180	5,093	(87)
	Singapore Dollar	Buy	9/20/12	28,319	28,241	78
	South Korean Won	Buy	9/20/12	1,462	1,502	(40)
	Swiss Franc	Buy	9/20/12	134,104	131,180	2,924
	Taiwan Dollar	Sell	9/20/12	13,533	13,518	(15)
	Turkish Lira	Buy	9/20/12	13,931	14,056	(125)
Credit Suisse AG
	Australian Dollar	Buy	9/20/12	101,727	103,127	(1,400)
	Brazilian Real	Buy	9/20/12	13,563	13,363	200
	British Pound	Buy	9/20/12	577,310	567,936	9,374
	Canadian Dollar	Sell	9/20/12	21,094	20,981	(113)
	Chilean Peso	Buy	9/20/12	4,373	4,309	64
	Czech Koruna	Sell	9/20/12	12,232	11,371	(861)
	Euro	Buy	9/20/12	5,283	4,723	560
	Hungarian Forint	Buy	9/20/12	4,405	4,528	(123)
	Japanese Yen	Buy	9/20/12	839,658	840,970	(1,312)
	Malaysian Ringgit	Buy	9/20/12	4,540	4,528	12
	Mexican Peso	Sell	9/20/12	38	176	138
	New Zealand Dollar	Sell	9/20/12	6,341	6,313	(28)
	Norwegian Krone	Buy	9/20/12	113,183	109,139	4,044
	Philippines Peso	Buy	9/20/12	10,514	10,576	(62)
	Polish Zloty	Sell	9/20/12	2,440	2,275	(165)
	Singapore Dollar	Sell	9/20/12	10,108	10,076	(32)
	South African Rand	Buy	9/20/12	867	1,047	(180)
	South Korean Won	Buy	9/20/12	10,056	10,119	(63)
	Swedish Krona	Buy	9/20/12	24,856	23,796	1,060
	Swiss Franc	Buy	9/20/12	314	308	6
	Taiwan Dollar	Sell	9/20/12	9,489	9,496	7
	Turkish Lira	Buy	9/20/12	18,647	18,802	(155)
Deutsche Bank AG
	Australian Dollar	Buy	9/20/12	20,737	21,027	(290)
	Australian Dollar	Sell	9/20/12	20,737	21,050	313
	Brazilian Real	Buy	9/20/12	12,383	12,378	5
	British Pound	Buy	9/20/12	93,043	91,452	1,591
	Canadian Dollar	Buy	9/20/12	181,528	178,543	2,985
	Czech Koruna	Sell	9/20/12	11,129	10,291	(838)
	Euro	Sell	9/20/12	102,778	100,435	(2,343)
	Mexican Peso	Sell	9/20/12	6,995	6,890	(105)
	Norwegian Krone	Buy	9/20/12	21,298	21,213	85
	Polish Zloty	Sell	9/20/12	5,752	5,427	(325)
	Singapore Dollar	Sell	9/20/12	12,354	12,343	(11)
	South Korean Won	Buy	9/20/12	9,279	9,235	44
	Turkish Lira	Buy	9/20/12	17,879	17,984	(105)
Goldman Sachs International
	British Pound	Buy	9/20/12	55,890	54,924	966
	Canadian Dollar	Buy	9/20/12	89,648	88,868	780
	Canadian Dollar	Sell	9/20/12	89,648	88,199	(1,449)
	Czech Koruna	Sell	9/20/12	5	43	38
	Euro	Buy	9/20/12	48,810	47,812	998
	Japanese Yen	Buy	9/20/12	66,930	66,982	(52)
	Singapore Dollar	Sell	9/20/12	12,595	12,560	(35)
	South Korean Won	Buy	9/20/12	157	157	—
	Swedish Krona	Sell	9/20/12	65,060	63,283	(1,777)
	Turkish Lira	Buy	9/20/12	11,846	11,884	(38)
	Turkish Lira	Sell	9/20/12	11,846	12,052	206
HSBC Bank USA, National Association
	Australian Dollar	Buy	9/20/12	43,332	43,527	(195)
	Australian Dollar	Sell	9/20/12	43,332	43,829	497
	British Pound	Sell	9/20/12	87,009	85,476	(1,533)
	Canadian Dollar	Sell	9/20/12	43,810	43,106	(704)
	Czech Koruna	Sell	9/20/12	21,201	20,200	(1,001)
	Euro	Buy	9/20/12	148,317	144,910	3,407
	Hong Kong Dollar	Sell	9/20/12	36,747	36,755	8
	Indian Rupee	Sell	9/20/12	7,000	6,904	(96)
	Japanese Yen	Sell	9/20/12	148,663	148,805	142
	Norwegian Krone	Buy	9/20/12	211,104	204,020	7,084
	Singapore Dollar	Sell	9/20/12	16,285	16,233	(52)
	South Korean Won	Buy	9/20/12	10,636	10,679	(43)
	Swiss Franc	Buy	9/20/12	62,023	60,659	1,364
	Turkish Lira	Buy	9/20/12	7,678	7,692	(14)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	9/20/12	268,039	272,188	(4,149)
	Brazilian Real	Buy	9/20/12	11,548	11,469	79
	British Pound	Buy	9/20/12	158,618	155,930	2,688
	Canadian Dollar	Buy	9/20/12	144,208	141,998	2,210
	Chilean Peso	Buy	9/20/12	6,424	6,344	80
	Czech Koruna	Sell	9/20/12	16,870	16,059	(811)
	Euro	Sell	9/20/12	670,257	656,582	(13,675)
	Hong Kong Dollar	Buy	9/20/12	62,122	62,141	(19)
	Hungarian Forint	Buy	9/20/12	6,053	5,922	131
	Japanese Yen	Sell	9/20/12	241,384	242,014	630
	Mexican Peso	Buy	9/20/12	127,109	124,953	2,156
	New Zealand Dollar	Buy	9/20/12	8,829	8,890	(61)
	New Zealand Dollar	Sell	9/20/12	8,829	8,861	32
	Norwegian Krone	Sell	9/20/12	209,121	201,472	(7,649)
	Polish Zloty	Sell	9/20/12	3,343	3,268	(75)
	Singapore Dollar	Sell	9/20/12	47,813	47,679	(134)
	South African Rand	Buy	9/20/12	5,202	5,357	(155)
	South Korean Won	Buy	9/20/12	7,519	7,514	5
	Swedish Krona	Sell	9/20/12	120,235	118,653	(1,582)
	Swiss Franc	Buy	9/20/12	419	410	9
	Taiwan Dollar	Sell	9/20/12	14,962	14,937	(25)
	Turkish Lira	Buy	9/20/12	13,382	13,345	37
Royal Bank of Scotland PLC (The)
	Brazilian Real	Buy	9/20/12	197	196	1
	Brazilian Real	Sell	9/20/12	197	194	(3)
	British Pound	Sell	9/20/12	146,233	143,485	(2,748)
	Canadian Dollar	Buy	9/20/12	81,940	80,379	1,561
	Euro	Buy	9/20/12	369,597	362,110	7,487
	Japanese Yen	Buy	9/20/12	77,591	77,674	(83)
	Mexican Peso	Buy	9/20/12	998	1,019	(21)
	Singapore Dollar	Sell	9/20/12	7,140	7,117	(23)
	South Korean Won	Buy	9/20/12	86	75	11
	Swiss Franc	Sell	9/20/12	90,834	88,800	(2,034)
	Taiwan Dollar	Sell	9/20/12	1,025	1,023	(2)
	Turkish Lira	Buy	9/20/12	3,455	3,289	166
State Street Bank and Trust Co.
	Australian Dollar	Sell	9/20/12	55,093	55,755	662
	Brazilian Real	Buy	9/20/12	13,809	13,659	150
	British Pound	Sell	9/20/12	72,402	71,514	(888)
	Canadian Dollar	Buy	9/20/12	119,666	117,793	1,873
	Chilean Peso	Buy	9/20/12	1,941	1,940	1
	Czech Koruna	Sell	9/20/12	10,036	9,117	(919)
	Euro	Buy	9/20/12	72,838	71,233	1,605
	Hungarian Forint	Buy	9/20/12	6,904	6,824	80
	Japanese Yen	Buy	9/20/12	71,800	71,767	33
	Mexican Peso	Buy	9/20/12	75	42	33
	New Zealand Dollar	Sell	9/20/12	6,180	6,153	(27)
	Norwegian Krone	Sell	9/20/12	102,404	97,739	(4,665)
	Polish Zloty	Sell	9/20/12	6,385	5,949	(436)
	Singapore Dollar	Sell	9/20/12	12,435	12,400	(35)
	South African Rand	Buy	9/20/12	6,544	6,732	(188)
	South Korean Won	Buy	9/20/12	22,905	23,018	(113)
	Swedish Krona	Buy	9/20/12	37,684	36,698	986
	Swiss Franc	Buy	9/20/12	314	307	7
	Taiwan Dollar	Sell	9/20/12	17,122	17,085	(37)
	Thai Baht	Buy	9/20/12	10,259	10,164	95
	Turkish Lira	Buy	9/20/12	11,737	11,758	(21)
UBS AG
	Australian Dollar	Buy	9/20/12	20,737	21,025	(288)
	Australian Dollar	Sell	9/20/12	20,737	21,050	313
	British Pound	Sell	9/20/12	36,518	36,253	(265)
	Canadian Dollar	Sell	9/20/12	368,227	362,116	(6,111)
	Czech Koruna	Sell	9/20/12	7,719	6,950	(769)
	Euro	Sell	9/20/12	467,343	457,279	(10,064)
	Hungarian Forint	Buy	9/20/12	5,256	5,040	216
	Indian Rupee	Sell	9/20/12	7,000	6,905	(95)
	Japanese Yen	Sell	9/20/12	14,753	14,874	121
	Mexican Peso	Sell	9/20/12	5,974	5,921	(53)
	New Zealand Dollar	Buy	9/20/12	1,445	1,416	29
	Norwegian Krone	Buy	9/20/12	127,584	123,264	4,320
	Philippines Peso	Buy	9/20/12	7,373	7,404	(31)
	Singapore Dollar	Sell	9/20/12	15,403	15,359	(44)
	South African Rand	Buy	9/20/12	6,045	6,209	(164)
	Swedish Krona	Buy	9/20/12	251,244	245,348	5,896
	Taiwan Dollar	Sell	9/20/12	25,446	25,416	(30)
	Thai Baht	Buy	9/20/12	7,249	7,174	75
	Turkish Lira	Buy	9/20/12	12,120	12,161	(41)
Westpac Banking Corp.
	Australian Dollar	Buy	9/20/12	175,494	178,212	(2,718)
	British Pound	Sell	9/20/12	307,709	302,225	(5,484)
	Canadian Dollar	Buy	9/20/12	198,159	195,248	2,911
	Euro	Buy	9/20/12	20,631	20,482	149
	Japanese Yen	Buy	9/20/12	272	272	—
	Mexican Peso	Sell	9/20/12	7,471	7,507	36
	Norwegian Krone	Buy	9/20/12	23,747	23,345	402
	Swedish Krona	Sell	9/20/12	42,588	42,207	(381)

Total						$(4,438)

FUTURES CONTRACTS OUTSTANDING at 8/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

FTSE 100 Index (Short)	2	$180,967	Sep-12	$(540)
Russell 2000 Index Mini (Long)	2	162,220	Sep-12	4,341
S&P 500 Index E-Mini (Long)	5	351,275	Sep-12	24,053
S&P 500 Index E-Mini (Short)	4	281,020	Sep-12	(5,295)
S&P Mid Cap 400 Index E-Mini (Long)	2	194,160	Sep-12	10,336
SPI 200 Index (Long)	1	111,270	Sep-12	1,396

Total				$34,291

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $21,181,602.
(b)	The aggregate identified cost on a tax basis is $18,203,731, resulting in gross unrealized appreciation and depreciation of $3,778,141 and $693,752, respectively, or net unrealized appreciation of $3,084,389.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $62 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $434,669 and $454,831, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $42,434 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.8%
	United Kingdom	2.8
	Japan	2.8
	Australia	1.3
	France	1.1
	Germany	1.1
	Switzerland	1.1
	China	1.0
	South Korea	0.9
	Netherlands	0.8
	Brazil	0.6
	Sweden	0.5
	Hong Kong	0.5
	Other	4.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	The fund had an average number of contracts of approximately 30 on futures contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $40,539 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$782,714	$409,410	$7
Capital goods	870,238	275,888	—
Communication services	791,266	177,721	—
Conglomerates	464,776	23,334	—
Consumer cyclicals	1,868,561	453,447	—
Consumer staples	1,587,030	364,660	129
Energy	1,628,107	297,471	—
Financials	2,466,866	805,909	—
Health care	1,825,325	309,493	—
Technology	3,120,507	273,905	—
Transportation	162,344	90,311	—
Utilities and power	475,592	126,719	—
Total common stocks	16,043,326	3,608,268	136
Investment Companies	$804,073	$4,718	$—
Short-term investments	638,752	188,847	—

Totals by level	$17,486,151	$3,801,833	$136

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(4,438)
Futures contracts	34,291

Totals by level	$34,291	$(4,438)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$97,977	$102,415
Equity contracts	40,126	5,835

Total	$138,103	$108,250

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012